UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-00649

Fidelity Puritan Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Puritan® K6 Fund Fidelity® Puritan® K6 Fund : FPKFX

This semi-annual shareholder report contains information about Fidelity® Puritan® K6 Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Puritan® K6 Fund	$ 16	0.32%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$2,221,060,000
Number of Holdings	224
Portfolio Turnover	73%
What did the Fund invest in?
(as of February 28, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 18.9
AAA - 1.5
AA - 0.2
A - 2.0
BBB - 4.7
BB - 1.1
B - 1.1
CCC,CC,C - 0.7
D - 0.0
Not Rated - 2.3
Equities - 67.9
Short-Term Investments and Net Other Assets (Liabilities) - (0.4)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	20.3
Industrials	10.5
Financials	8.6
Health Care	7.7
Communication Services	7.2
Consumer Discretionary	6.8
Materials	5.5
Energy	5.4
Consumer Staples	2.2
Utilities	1.4
Real Estate	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 67.7
Bonds - 32.2
Preferred Stocks - 0.2
Alternative Funds - 0.2
Preferred Securities - 0.1
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.4)%

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	11.8
NVIDIA Corp	5.5
Alphabet Inc Class C	3.7
Apple Inc	3.6
US Treasury Bonds	3.4
Microsoft Corp	2.4
Amazon.com Inc	2.4
Meta Platforms Inc Class A	1.7
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.3
Exxon Mobil Corp	1.3
37.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915464.101    3455-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Puritan® Fund Fidelity® Puritan® Fund : FPURX

This semi-annual shareholder report contains information about Fidelity® Puritan® Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Puritan® Fund	$ 23	0.45%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$32,469,223,069
Number of Holdings	248
Portfolio Turnover	65%
What did the Fund invest in?
(as of February 28, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 18.8
AAA - 1.6
AA - 0.2
A - 2.0
BBB - 4.7
BB - 1.1
B - 1.1
CCC,CC,C - 0.7
D - 0.0
Not Rated - 2.3
Equities - 67.8
Short-Term Investments and Net Other Assets (Liabilities) - (0.3)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	19.8
Industrials	12.2
Financials	8.3
Health Care	7.3
Communication Services	6.9
Consumer Discretionary	6.9
Materials	5.3
Energy	5.3
Consumer Staples	2.1
Utilities	1.4
Real Estate	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 67.4
Bonds - 32.1
Preferred Stocks - 0.4
Alternative Funds - 0.3
Preferred Securities - 0.1
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.3)%

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	11.7
NVIDIA Corp	5.3
Apple Inc	3.5
Alphabet Inc Class C	3.4
US Treasury Bonds	3.4
Amazon.com Inc	2.3
Microsoft Corp	2.3
Meta Platforms Inc Class A	1.7
Space Exploration Technologies Corp	1.7
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.3
36.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915384.101    4-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Puritan® Fund Fidelity® Puritan® Fund Class K : FPUKX

This semi-annual shareholder report contains information about Fidelity® Puritan® Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 20	0.39%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$32,469,223,069
Number of Holdings	248
Portfolio Turnover	65%
What did the Fund invest in?
(as of February 28, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 18.8
AAA - 1.6
AA - 0.2
A - 2.0
BBB - 4.7
BB - 1.1
B - 1.1
CCC,CC,C - 0.7
D - 0.0
Not Rated - 2.3
Equities - 67.8
Short-Term Investments and Net Other Assets (Liabilities) - (0.3)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	19.8
Industrials	12.2
Financials	8.3
Health Care	7.3
Communication Services	6.9
Consumer Discretionary	6.9
Materials	5.3
Energy	5.3
Consumer Staples	2.1
Utilities	1.4
Real Estate	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 67.4
Bonds - 32.1
Preferred Stocks - 0.4
Alternative Funds - 0.3
Preferred Securities - 0.1
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.3)%

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	11.7
NVIDIA Corp	5.3
Apple Inc	3.5
Alphabet Inc Class C	3.4
US Treasury Bonds	3.4
Amazon.com Inc	2.3
Microsoft Corp	2.3
Meta Platforms Inc Class A	1.7
Space Exploration Technologies Corp	1.7
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.3
36.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915383.101    2100-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Balanced K6 Fund Fidelity® Balanced K6 Fund : FBKFX

This semi-annual shareholder report contains information about Fidelity® Balanced K6 Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Balanced K6 Fund	$ 17	0.32%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$2,264,621,881
Number of Holdings	331
Portfolio Turnover	36%
What did the Fund invest in?
(as of February 28, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.5
AAA - 1.9
AA - 0.2
A - 2.4
BBB - 5.2
BB - 0.5
B - 0.3
Not Rated - 2.2
Equities - 63.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	21.4
Financials	11.3
Communication Services	7.6
Health Care	6.5
Industrials	6.4
Consumer Discretionary	6.3
Consumer Staples	3.5
Energy	3.0
Real Estate	2.1
Utilities	1.8
Materials	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 63.6
Bonds - 35.2
Preferred Stocks - 0.3
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	14.0
NVIDIA Corp	5.1
Alphabet Inc Class A	4.9
Apple Inc	4.4
US Treasury Bonds	4.0
Microsoft Corp	3.3
Amazon.com Inc	2.6
Meta Platforms Inc Class A	1.5
Broadcom Inc	1.4
Fannie Mae Mortgage pass-thru certificates	1.2
42.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915465.101    3460-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Balanced Fund Fidelity® Balanced Fund : FBALX

This semi-annual shareholder report contains information about Fidelity® Balanced Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Balanced Fund	$ 23	0.44%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$62,189,557,387
Number of Holdings	331
Portfolio Turnover	34%
What did the Fund invest in?
(as of February 28, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 23.0
AAA - 2.0
AA - 0.2
A - 2.3
BBB - 5.4
BB - 0.5
B - 0.3
Not Rated - 2.2
Equities - 63.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	20.7
Financials	11.3
Communication Services	7.8
Health Care	6.5
Industrials	6.4
Consumer Discretionary	6.3
Consumer Staples	3.5
Energy	3.1
Real Estate	2.1
Utilities	1.9
Materials	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 63.1
Bonds - 35.9
Preferred Stocks - 0.4
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	14.3
NVIDIA Corp	5.2
Alphabet Inc Class A	4.8
US Treasury Bonds	4.1
Apple Inc	4.1
Microsoft Corp	3.0
Amazon.com Inc	2.5
Meta Platforms Inc Class A	1.6
Broadcom Inc	1.3
Fannie Mae Mortgage pass-thru certificates	1.2
42.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915417.101    304-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Balanced Fund Fidelity® Balanced Fund Class K : FBAKX

This semi-annual shareholder report contains information about Fidelity® Balanced Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 20	0.39%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$62,189,557,387
Number of Holdings	331
Portfolio Turnover	34%
What did the Fund invest in?
(as of February 28, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 23.0
AAA - 2.0
AA - 0.2
A - 2.3
BBB - 5.4
BB - 0.5
B - 0.3
Not Rated - 2.2
Equities - 63.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	20.7
Financials	11.3
Communication Services	7.8
Health Care	6.5
Industrials	6.4
Consumer Discretionary	6.3
Consumer Staples	3.5
Energy	3.1
Real Estate	2.1
Utilities	1.9
Materials	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 63.1
Bonds - 35.9
Preferred Stocks - 0.4
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	14.3
NVIDIA Corp	5.2
Alphabet Inc Class A	4.8
US Treasury Bonds	4.1
Apple Inc	4.1
Microsoft Corp	3.0
Amazon.com Inc	2.5
Meta Platforms Inc Class A	1.6
Broadcom Inc	1.3
Fannie Mae Mortgage pass-thru certificates	1.2
42.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915416.101    2077-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Balanced Fund Fidelity Advisor® Balanced Fund Class A : FBAOX

This semi-annual shareholder report contains information about Fidelity® Balanced Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.75%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$62,189,557,387
Number of Holdings	331
Portfolio Turnover	34%
What did the Fund invest in?
(as of February 28, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 23.0
AAA - 2.0
AA - 0.2
A - 2.3
BBB - 5.4
BB - 0.5
B - 0.3
Not Rated - 2.2
Equities - 63.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	20.7
Financials	11.3
Communication Services	7.8
Health Care	6.5
Industrials	6.4
Consumer Discretionary	6.3
Consumer Staples	3.5
Energy	3.1
Real Estate	2.1
Utilities	1.9
Materials	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 63.1
Bonds - 35.9
Preferred Stocks - 0.4
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	14.3
NVIDIA Corp	5.2
Alphabet Inc Class A	4.8
US Treasury Bonds	4.1
Apple Inc	4.1
Microsoft Corp	3.0
Amazon.com Inc	2.5
Meta Platforms Inc Class A	1.6
Broadcom Inc	1.3
Fannie Mae Mortgage pass-thru certificates	1.2
42.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918428.101    7771-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Balanced Fund Fidelity Advisor® Balanced Fund Class M : FBAQX

This semi-annual shareholder report contains information about Fidelity® Balanced Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 51	1.00%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$62,189,557,387
Number of Holdings	331
Portfolio Turnover	34%
What did the Fund invest in?
(as of February 28, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 23.0
AAA - 2.0
AA - 0.2
A - 2.3
BBB - 5.4
BB - 0.5
B - 0.3
Not Rated - 2.2
Equities - 63.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	20.7
Financials	11.3
Communication Services	7.8
Health Care	6.5
Industrials	6.4
Consumer Discretionary	6.3
Consumer Staples	3.5
Energy	3.1
Real Estate	2.1
Utilities	1.9
Materials	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 63.1
Bonds - 35.9
Preferred Stocks - 0.4
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	14.3
NVIDIA Corp	5.2
Alphabet Inc Class A	4.8
US Treasury Bonds	4.1
Apple Inc	4.1
Microsoft Corp	3.0
Amazon.com Inc	2.5
Meta Platforms Inc Class A	1.6
Broadcom Inc	1.3
Fannie Mae Mortgage pass-thru certificates	1.2
42.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918432.101    7772-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Balanced Fund Fidelity Advisor® Balanced Fund Class C : FBARX

This semi-annual shareholder report contains information about Fidelity® Balanced Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 77	1.50%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$62,189,557,387
Number of Holdings	331
Portfolio Turnover	34%
What did the Fund invest in?
(as of February 28, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 23.0
AAA - 2.0
AA - 0.2
A - 2.3
BBB - 5.4
BB - 0.5
B - 0.3
Not Rated - 2.2
Equities - 63.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	20.7
Financials	11.3
Communication Services	7.8
Health Care	6.5
Industrials	6.4
Consumer Discretionary	6.3
Consumer Staples	3.5
Energy	3.1
Real Estate	2.1
Utilities	1.9
Materials	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 63.1
Bonds - 35.9
Preferred Stocks - 0.4
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	14.3
NVIDIA Corp	5.2
Alphabet Inc Class A	4.8
US Treasury Bonds	4.1
Apple Inc	4.1
Microsoft Corp	3.0
Amazon.com Inc	2.5
Meta Platforms Inc Class A	1.6
Broadcom Inc	1.3
Fannie Mae Mortgage pass-thru certificates	1.2
42.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918430.101    7773-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Balanced Fund Fidelity Advisor® Balanced Fund Class I : FBAUX

This semi-annual shareholder report contains information about Fidelity® Balanced Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.50%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$62,189,557,387
Number of Holdings	331
Portfolio Turnover	34%
What did the Fund invest in?
(as of February 28, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 23.0
AAA - 2.0
AA - 0.2
A - 2.3
BBB - 5.4
BB - 0.5
B - 0.3
Not Rated - 2.2
Equities - 63.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	20.7
Financials	11.3
Communication Services	7.8
Health Care	6.5
Industrials	6.4
Consumer Discretionary	6.3
Consumer Staples	3.5
Energy	3.1
Real Estate	2.1
Utilities	1.9
Materials	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 63.1
Bonds - 35.9
Preferred Stocks - 0.4
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	14.3
NVIDIA Corp	5.2
Alphabet Inc Class A	4.8
US Treasury Bonds	4.1
Apple Inc	4.1
Microsoft Corp	3.0
Amazon.com Inc	2.5
Meta Platforms Inc Class A	1.6
Broadcom Inc	1.3
Fannie Mae Mortgage pass-thru certificates	1.2
42.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918434.101    7774-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Balanced Fund Fidelity Advisor® Balanced Fund Class Z : FBAVX

This semi-annual shareholder report contains information about Fidelity® Balanced Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 20	0.39%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$62,189,557,387
Number of Holdings	331
Portfolio Turnover	34%
What did the Fund invest in?
(as of February 28, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 23.0
AAA - 2.0
AA - 0.2
A - 2.3
BBB - 5.4
BB - 0.5
B - 0.3
Not Rated - 2.2
Equities - 63.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	20.7
Financials	11.3
Communication Services	7.8
Health Care	6.5
Industrials	6.4
Consumer Discretionary	6.3
Consumer Staples	3.5
Energy	3.1
Real Estate	2.1
Utilities	1.9
Materials	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 63.1
Bonds - 35.9
Preferred Stocks - 0.4
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	14.3
NVIDIA Corp	5.2
Alphabet Inc Class A	4.8
US Treasury Bonds	4.1
Apple Inc	4.1
Microsoft Corp	3.0
Amazon.com Inc	2.5
Meta Platforms Inc Class A	1.6
Broadcom Inc	1.3
Fannie Mae Mortgage pass-thru certificates	1.2
42.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918436.101    7775-TSRS-0426

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Puritan® K6 Fund

Semi-Annual Report
February 28, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Puritan® K6 Fund
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Alternative Funds - 0.1%
	Shares	Value ($)
Fidelity Private Credit Company LLC (d)(g) (Cost $2,441,138)	249,296	2,349,635

Common Stocks - 67.6%
	Shares	Value ($)
AUSTRALIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
BHP Group Ltd ADR (a)	7,936	647,340
BELGIUM - 0.6%
Health Care - 0.6%
Pharmaceuticals - 0.6%
UCB SA	42,444	12,653,307
CANADA - 2.6%
Consumer Discretionary - 0.2%
Broadline Retail - 0.1%
Dollarama Inc	13,515	1,989,723
Specialty Retail - 0.1%
Aritzia Inc Subordinate Voting Shares (b)	16,526	1,463,297
TOTAL CONSUMER DISCRETIONARY		3,453,020
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Imperial Oil Ltd (a)	54,420	6,365,391
Suncor Energy Inc (United States)	52,566	2,971,030
TOTAL ENERGY		9,336,421
Information Technology - 0.3%
IT Services - 0.3%
Shopify Inc Class A (United States) (b)	52,575	6,347,380
Materials - 1.7%
Chemicals - 0.3%
Nutrien Ltd (United States)	93,332	7,006,433
Metals & Mining - 1.4%
Agnico Eagle Mines Ltd/CA (United States) (a)	50,825	12,787,570
Franco-Nevada Corp	50,625	14,149,243
Orla Mining Ltd	32,043	692,987
Teck Resources Ltd Class B (United States)	23,862	1,405,233
		29,035,033
TOTAL MATERIALS		36,041,466
TOTAL CANADA		55,178,287
CHILE - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Antofagasta PLC	94,621	5,442,382
Lundin Mining Corp	267,318	8,517,020

TOTAL CHILE		13,959,402
CHINA - 0.0%
Industrials - 0.0%
Machinery - 0.0%
Sany Heavy Equipment International Holdings Co Ltd	514,928	1,036,649
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc (b)	36,120	1,371,838
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Auto1 Group SE (b)	63,495	1,290,442
ITALY - 0.3%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Brunello Cucinelli SpA non-voting shares	63,029	6,132,277
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC	9,300	300,530
TOTAL ITALY		6,432,807
JAPAN - 0.1%
Industrials - 0.0%
Machinery - 0.0%
Japan Steel Works Ltd/The	14,433	944,547
Materials - 0.1%
Chemicals - 0.1%
Shin-Etsu Chemical Co Ltd	27,182	1,070,198
TOTAL JAPAN		2,014,745
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ArcelorMittal SA depository receipt	7,808	508,769
MEXICO - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Southern Copper Corp (a)	25,155	5,491,337
NETHERLANDS - 0.7%
Health Care - 0.6%
Biotechnology - 0.6%
Argenx SE ADR (b)	16,056	12,313,668
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
ASML Holding NV depository receipt	2,136	3,098,396
NXP Semiconductors NV	1,965	446,074
TOTAL INFORMATION TECHNOLOGY		3,544,470
TOTAL NETHERLANDS		15,858,138
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Frontline PLC	26,277	997,212
SWITZERLAND - 0.0%
Industrials - 0.0%
Machinery - 0.0%
VAT Group AG (e)(f)	1,560	1,104,184
TAIWAN - 1.3%
Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 1.3%
Taiwan Semiconductor Manufacturing Co Ltd ADR	79,387	29,736,782
UNITED KINGDOM - 0.5%
Consumer Staples - 0.5%
Tobacco - 0.5%
British American Tobacco PLC	191,001	11,927,132
UNITED STATES - 60.5%
Communication Services - 6.2%
Entertainment - 0.2%
LiveOne Inc (b)	41,664	228,735
Netflix Inc (b)	48,515	4,669,084
PodcastOne Inc (b)	19,962	51,901
		4,949,720
Interactive Media & Services - 6.0%
Alphabet Inc Class A	42,032	13,103,896
Alphabet Inc Class C	258,870	80,619,885
Meta Platforms Inc Class A	59,773	38,743,663
		132,467,444
TOTAL COMMUNICATION SERVICES		137,417,164
Consumer Discretionary - 5.8%
Automobiles - 0.6%
Tesla Inc (b)	32,200	12,960,822
Broadline Retail - 2.4%
Amazon.com Inc (b)	247,614	51,998,940
Hotels, Restaurants & Leisure - 1.0%
Carnival Corp	237,216	7,484,165
Cava Group Inc (a)(b)	10,140	836,245
Hilton Worldwide Holdings Inc	12,102	3,773,162
Starbucks Corp	43,184	4,232,896
Viking Holdings Ltd (b)	38,908	3,035,602
Wingstop Inc	13,337	3,461,085
		22,823,155
Household Durables - 0.8%
DR Horton Inc	20,252	3,248,218
Lennar Corp Class A	8,359	955,935
SharkNinja Inc (b)	26,062	3,202,238
Somnigroup International Inc	68,743	6,153,187
Toll Brothers Inc	27,889	4,385,266
		17,944,844
Specialty Retail - 1.0%
Lowe's Cos Inc	26,292	6,956,074
Revolve Group Inc Class A (b)	6,339	159,489
Ross Stores Inc	2,939	604,376
TJX Cos Inc/The	41,366	6,687,228
Victoria's Secret & Co (b)	11,146	698,854
Warby Parker Inc Class A (b)	8,241	206,107
Williams-Sonoma Inc	38,487	7,914,852
		23,226,980
Textiles, Apparel & Luxury Goods - 0.0%
Ralph Lauren Corp Class A	2,042	740,429
TOTAL CONSUMER DISCRETIONARY		129,695,170
Consumer Staples - 1.5%
Consumer Staples Distribution & Retail - 0.5%
Dollar Tree Inc (b)	92,210	11,662,721
Personal Care Products - 0.5%
Estee Lauder Cos Inc/The Class A	93,722	10,259,747
Tobacco - 0.5%
Philip Morris International Inc	55,785	10,422,312
TOTAL CONSUMER STAPLES		32,344,780
Energy - 3.9%
Energy Equipment & Services - 0.7%
Baker Hughes Co Class A	260,284	16,986,134
Oil, Gas & Consumable Fuels - 3.2%
APA Corp	317,409	9,639,711
Chevron Corp	66,407	12,402,171
ConocoPhillips	47,170	5,351,908
Exxon Mobil Corp	194,709	29,693,123
Marathon Petroleum Corp	16,405	3,251,635
Ovintiv Inc	72,340	3,659,681
Permian Resources Holdings Inc/DE Class A	65,510	1,198,178
Valero Energy Corp	17,519	3,585,088
Williams Cos Inc/The	16,738	1,250,663
		70,032,158
TOTAL ENERGY		87,018,292
Financials - 5.6%
Banks - 1.1%
Bank of America Corp	81,204	4,046,395
First Horizon Corp	244,736	5,822,269
JPMorgan Chase & Co	33,219	9,975,666
US Bancorp	69,851	3,818,056
Wells Fargo & Co	19,197	1,563,596
		25,225,982
Capital Markets - 2.9%
Bank of New York Mellon Corp/The	126,289	15,041,020
Cboe Global Markets Inc	30,465	9,130,970
Charles Schwab Corp/The	72,936	6,943,507
CME Group Inc Class A	10,029	3,204,266
Goldman Sachs Group Inc/The	1,990	1,710,544
KKR & Co Inc Class A	4,460	391,052
Morgan Stanley	85,588	14,251,258
Northern Trust Corp	25,799	3,691,579
State Street Corp	66,043	8,494,451
		62,858,647
Consumer Finance - 0.0%
Capital One Financial Corp	5,156	1,008,720
Financial Services - 1.2%
Affirm Holdings Inc Class A (b)	22,161	1,041,124
Mastercard Inc Class A	34,502	17,844,779
Visa Inc Class A	23,255	7,444,856
		26,330,759
Insurance - 0.4%
AFLAC Inc	6,634	749,178
Chubb Ltd	22,661	7,724,228
		8,473,406
TOTAL FINANCIALS		123,897,514
Health Care - 5.9%
Biotechnology - 2.3%
Biogen Inc (b)	45,736	8,773,080
Blueprint Medicines Corp rights (b)(c)	1,291	0
Caris Life Sciences Inc (b)	92,972	1,872,456
Centessa Pharmaceuticals PLC ADR (b)	10,706	287,563
Cogent Biosciences Inc (b)	52,804	2,051,435
Cytokinetics Inc (b)	23,390	1,455,326
Gilead Sciences Inc	104,347	15,542,486
Insmed Inc (b)	53,141	7,935,546
Madrigal Pharmaceuticals Inc (b)	618	266,976
Moderna Inc (b)	157,176	8,419,918
Nuvalent Inc Class A (b)	15,730	1,603,674
Regeneron Pharmaceuticals Inc	3,299	2,578,729
Scholar Rock Holding Corp (b)	10,866	481,038
		51,268,227
Health Care Equipment & Supplies - 0.6%
Edwards Lifesciences Corp (b)	100,543	8,693,953
Medline Inc Class A	95,163	4,521,194
		13,215,147
Health Care Providers & Services - 0.4%
McKesson Corp	9,462	9,342,495
Life Sciences Tools & Services - 0.4%
Danaher Corp	19,418	4,090,208
Thermo Fisher Scientific Inc	9,367	4,881,237
		8,971,445
Pharmaceuticals - 2.2%
Eli Lilly & Co	22,825	24,011,672
Johnson & Johnson	21,239	5,276,405
Merck & Co Inc	60,551	7,497,425
Roche Holding AG non-voting shares	21,930	10,436,519
Structure Therapeutics Inc ADR (b)	17,264	1,087,286
		48,309,307
TOTAL HEALTH CARE		131,106,621
Industrials - 9.7%
Aerospace & Defense - 2.5%
Anduril Industries Inc Class B (c)(d)	1,199	76,184
Anduril Industries Inc Class C (c)(d)	1	63
Beta Technologies Inc Class A (b)	6,500	122,200
Boeing Co (b)	75,204	17,111,167
BWX Technologies Inc	5,589	1,151,222
Carpenter Technology Corp	9,325	3,712,003
Curtiss-Wright Corp	493	345,263
General Dynamics Corp	24,748	8,836,273
Howmet Aerospace Inc	37,894	9,948,312
Huntington Ingalls Industries Inc	13,849	6,156,157
Karman Holdings Inc (b)	4,915	433,061
Space Exploration Technologies Corp (b)(c)(d)	1,865	982,090
Textron Inc	11,215	1,106,360
Woodward Inc	7,986	3,088,665
		53,069,020
Air Freight & Logistics - 0.2%
CH Robinson Worldwide Inc	27,922	5,172,551
GXO Logistics Inc (b)	4,969	312,202
		5,484,753
Building Products - 0.5%
A O Smith Corp	23,035	1,796,730
Builders FirstSource Inc (b)	3,196	333,311
Trane Technologies PLC	18,393	8,503,452
		10,633,493
Construction & Engineering - 0.7%
Dycom Industries Inc (b)	18,143	7,620,423
EMCOR Group Inc	8,522	6,175,212
Granite Construction Inc	16,712	2,247,095
		16,042,730
Electrical Equipment - 0.7%
Emerson Electric Co	23,297	3,512,023
GE Vernova Inc	7,643	6,676,925
Nextpower Inc Class A (b)	32,502	3,415,960
Regal Rexnord Corp	11,144	2,462,601
		16,067,509
Ground Transportation - 0.7%
JB Hunt Transport Services Inc	4,873	1,137,407
Lyft Inc Class A (b)	96,481	1,335,297
Norfolk Southern Corp	16,389	5,158,274
Old Dominion Freight Line Inc	36,826	7,477,519
XPO Inc (b)	3,193	672,031
		15,780,528
Machinery - 3.6%
AGCO Corp	3,816	520,884
Allison Transmission Holdings Inc	5,994	751,048
Caterpillar Inc	3,577	2,657,103
Cummins Inc	27,342	15,964,174
Deere & Co	23,706	14,927,905
Dover Corp	34,648	7,813,124
Ingersoll Rand Inc	38,715	3,644,630
ITT Inc	13,260	2,683,957
Oshkosh Corp	24,667	4,193,883
PACCAR Inc	43,827	5,526,146
Parker-Hannifin Corp	12,165	12,276,675
RBC Bearings Inc (b)	1,813	1,044,143
Terex Corp	10,900	749,811
Westinghouse Air Brake Technologies Corp	21,456	5,663,311
		78,416,794
Passenger Airlines - 0.3%
Delta Air Lines Inc	71,346	4,687,433
Southwest Airlines Co	44,536	2,193,843
		6,881,276
Professional Services - 0.0%
Parsons Corp (b)	3,962	261,491
Trading Companies & Distributors - 0.5%
Applied Industrial Technologies Inc	3,170	895,778
Ferguson Enterprises Inc	23,921	6,237,640
United Rentals Inc	3,553	2,984,520
WW Grainger Inc	1,142	1,307,282
		11,425,220
TOTAL INDUSTRIALS		214,062,814
Information Technology - 17.9%
Communications Equipment - 0.2%
Arista Networks Inc (b)	25,737	3,435,890
Electronic Equipment, Instruments & Components - 1.2%
Amphenol Corp Class A	70,191	10,252,097
Coherent Corp (b)	35,796	9,268,658
Corning Inc	9,718	1,461,393
Flex Ltd (b)	19,876	1,252,586
Jabil Inc	16,137	4,276,144
Sanmina Corp (b)	5,123	795,397
		27,306,275
IT Services - 0.1%
Snowflake Inc (b)	10,168	1,712,392
Semiconductors & Semiconductor Equipment - 9.8%
Advanced Micro Devices Inc (b)	3,633	727,362
Analog Devices Inc	27,715	9,860,720
Applied Materials Inc	21,787	8,111,300
Broadcom Inc	55,453	17,720,006
Intel Corp (b)	174,759	7,970,758
KLA Corp	9,204	14,031,958
Lam Research Corp	55,076	12,881,726
MACOM Technology Solutions Holdings Inc (b)	1,263	313,375
Marvell Technology Inc	10,487	856,683
Micron Technology Inc	30,669	12,646,976
Monolithic Power Systems Inc	5,844	6,678,173
NVIDIA Corp	683,046	121,028,921
Teradyne Inc	11,426	3,656,663
		216,484,621
Software - 2.5%
Microsoft Corp	133,418	52,398,585
Palantir Technologies Inc Class A (b)	2,642	362,456
Palo Alto Networks Inc (b)	7,980	1,188,382
Rubrik Inc Class A (b)	4,807	249,772
Synopsys Inc (b)	1,992	824,688
		55,023,883
Technology Hardware, Storage & Peripherals - 4.1%
Apple Inc	300,296	79,332,197
Seagate Technology Holdings PLC	8,127	3,314,516
Western Digital Corp	32,670	9,137,799
		91,784,512
TOTAL INFORMATION TECHNOLOGY		395,747,573
Materials - 2.7%
Chemicals - 0.7%
Albemarle Corp	12,514	2,235,876
Corteva Inc	57,110	4,575,654
Ecolab Inc	7,217	2,225,362
Mosaic Co/The	109,361	3,044,610
Sherwin-Williams Co/The	7,111	2,578,377
Westlake Corp (a)	18,868	1,988,310
		16,648,189
Construction Materials - 0.7%
CRH PLC	4,750	569,905
Martin Marietta Materials Inc	11,816	7,994,351
Vulcan Materials Co	20,073	6,222,630
		14,786,886
Metals & Mining - 1.3%
Alcoa Corp	180,269	11,191,100
Century Aluminum Co (b)	26,357	1,358,967
Coeur Mining Inc (b)	19,193	521,089
Freeport-McMoRan Inc	26,950	1,834,756
Newmont Corp	35,950	4,673,500
Steel Dynamics Inc	51,628	9,970,916
		29,550,328
TOTAL MATERIALS		60,985,403
Real Estate - 0.3%
Health Care REITs - 0.2%
Ventas Inc	53,620	4,619,899
Industrial REITs - 0.1%
Prologis Inc	14,126	2,013,944
TOTAL REAL ESTATE		6,633,843
Utilities - 1.0%
Electric Utilities - 1.0%
Evergy Inc	17,785	1,487,892
Eversource Energy	53,360	4,066,566
NextEra Energy Inc	147,282	13,810,633
NRG Energy Inc	14,112	2,525,484
TOTAL UTILITIES		21,890,575
TOTAL UNITED STATES		1,340,799,749
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	11,414	341,738
TOTAL COMMON STOCKS (Cost $994,874,403)		1,501,349,858

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
UNITED STATES - 0.2%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series D-2 (c)(d)	2,500	410,790
Industrials - 0.0%
Aerospace & Defense - 0.0%
Anduril Industries Inc Series G (c)(d)	11,300	718,002
Information Technology - 0.2%
Software - 0.2%
Anthropic PBC Series G (c)(d)	10,100	2,617,314
TOTAL UNITED STATES		3,746,106
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,490,043)		3,746,106

Fixed-Income Funds - 32.1%
	Shares	Value ($)
Fidelity High Income Central Fund (h)	650,387	72,140,871
Fidelity Investment Grade Bond Central Fund (h)	6,355,654	641,031,276
TOTAL FIXED-INCOME FUNDS (Cost $708,699,025)		713,172,147

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.70	6,302,976	6,304,237
Fidelity Securities Lending Cash Central Fund (i)(j)	3.69	20,913,076	20,915,167
TOTAL MONEY MARKET FUNDS (Cost $27,219,404)			27,219,404

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $1,736,724,013)	2,247,837,150
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(26,777,150)
NET ASSETS - 100.0%	2,221,060,000

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,154,078 or 0.3% of net assets.

(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,104,184 or 0.0% of net assets.

(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,104,184 or 0.0% of net assets.

(g)	Affiliated fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Class B	6/16/2025	49,018

Anduril Industries Inc Class C	6/16/2025	40

Anduril Industries Inc Series G	4/17/2025	461,976

Anthropic PBC Series G	1/27/2026	2,617,278

Fidelity Private Credit Company LLC	6/6/2022 - 2/9/2026	2,465,353

Space Exploration Technologies Corp	10/25/2022	469,000

Waymo LLC Series D-2	2/2/2026	410,789

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,474,754	151,283,926	146,455,528	69,425	1,085	-	6,304,237	6,302,976	0.0%
Fidelity High Income Central Fund	68,656,711	3,008,903	-	2,503,982	-	475,257	72,140,871	650,387	5.0%
Fidelity Investment Grade Bond Central Fund	655,172,751	18,881,993	44,868,465	14,024,840	(875,503)	12,720,500	641,031,276	6,355,654	1.5%
Fidelity Securities Lending Cash Central Fund	637,500	85,404,284	65,126,468	8,740	(149)	-	20,915,167	20,913,076	0.1%
Total	725,941,716	258,579,106	256,450,461	16,606,987	(874,567)	13,195,757	740,391,551

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	2,219,093	163,173	-	163,173	-	(32,631)	2,349,635	249,296
	2,219,093	163,173	-	163,173	-	(32,631)	2,349,635

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Alternative Funds	2,349,635	-	2,349,635	-

Common Stocks
Communication Services	137,417,164	137,417,164	-	-
Consumer Discretionary	141,942,747	141,942,747	-	-
Consumer Staples	44,271,912	32,344,780	11,927,132	-
Energy	97,351,925	97,351,925	-	-
Financials	123,897,514	123,897,514	-	-
Health Care	156,073,596	145,637,077	10,436,519	-
Industrials	217,448,724	216,089,857	300,530	1,058,337
Information Technology	435,376,205	435,376,205	-	-
Materials	119,045,653	117,975,455	1,070,198	-
Real Estate	6,633,843	6,633,843	-	-
Utilities	21,890,575	21,890,575	-	-

Convertible Preferred Stocks
Consumer Discretionary	410,790	-	-	410,790
Industrials	718,002	-	-	718,002
Information Technology	2,617,314	-	-	2,617,314

Fixed-Income Funds	713,172,147	713,172,147	-	-

Money Market Funds	27,219,404	27,219,404	-	-
Total Investments in Securities:	2,247,837,150	2,216,948,693	26,084,014	4,804,443
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $20,811,563) - See accompanying schedule:
Unaffiliated issuers (cost $998,364,446)	$1,505,095,964
Fidelity Central Funds (cost $735,918,429)	740,391,551
Other affiliated issuers (cost $2,441,138)	2,349,635

Total Investment in Securities (cost $1,736,724,013)		$2,247,837,150
Foreign currency held at value (cost $1,886)		1,907
Receivable for fund shares sold		1,239,189
Dividends receivable		1,061,123
Distributions receivable from Fidelity Central Funds		10,679
Other receivables		14,727
Total assets		2,250,164,775
Liabilities
Payable to custodian bank	$3,597,286
Payable for investments purchased	2,855,208
Payable for fund shares redeemed	1,142,298
Accrued management fee	594,667
Collateral on securities loaned	20,915,316
Total liabilities		29,104,775
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$2,221,060,000
Net Assets consist of:
Paid in capital		$1,639,665,677
Total accumulated earnings (loss)		581,394,323
Net Assets		$2,221,060,000
Net Asset Value, offering price and redemption price per share ($2,221,060,000 ÷ 125,061,559 shares)		$17.76
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$5,695,825
Affiliated issuers		154,681
Income from Fidelity Central Funds (including $8,740 from security lending)		16,606,987
Security lending		6
Total income		22,457,499
Expenses
Management fee	$3,539,089
Independent trustees' fees and expenses	4,298
Total expenses before reductions	3,543,387
Expense reductions	(3,871)
Total expenses after reductions		3,539,516
Net Investment income (loss)		18,917,983
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	100,163,374
Fidelity Central Funds	(874,567)
Foreign currency transactions	(1,718)
Written options	(101,854)
Capital gain distributions from underlying funds:
Affiliated issuers	8,492
Total net realized gain (loss)		99,193,727
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	31,340,798
Fidelity Central Funds	13,195,757
Other affiliated issuers	(32,631)
Assets and liabilities in foreign currencies	511
Written options	43,991
Total change in net unrealized appreciation (depreciation)		44,548,426
Net gain (loss)		143,742,153
Net increase (decrease) in net assets resulting from operations		$162,660,136
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,917,983	$39,751,766
Net realized gain (loss)	99,193,727	26,984,312
Change in net unrealized appreciation (depreciation)	44,548,426	127,878,176
Net increase (decrease) in net assets resulting from operations	162,660,136	194,614,254
Distributions to shareholders	(72,437,855)	(76,025,926)

Share transactions
Proceeds from sales of shares	153,343,501	524,283,681
Reinvestment of distributions	72,437,855	76,025,926
Cost of shares redeemed	(226,049,946)	(442,903,789)

Net increase (decrease) in net assets resulting from share transactions	(268,590)	157,405,818
Total increase (decrease) in net assets	89,953,691	275,994,146

Net Assets
Beginning of period	2,131,106,309	1,855,112,163
End of period	$2,221,060,000	$2,131,106,309

Other Information
Shares
Sold	8,783,726	32,220,955
Issued in reinvestment of distributions	4,235,929	4,746,058
Redeemed	(12,921,552)	(27,376,316)
Net increase (decrease)	98,103	9,590,697

Financial Highlights
Fidelity® Puritan® K6 Fund

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.05	$16.08	$13.51	$12.29	$14.69	$12.36
Income from Investment Operations
Net investment income (loss) A,B	.15	.31	.28	.24	.20	.16
Net realized and unrealized gain (loss)	1.14	1.26	2.56	1.22	(1.94)	2.36
Total from investment operations	1.29	1.57	2.84	1.46	(1.74)	2.52
Distributions from net investment income	(.17)	(.30)	(.27)	(.24)	(.18)	(.14)
Distributions from net realized gain	(.41)	(.31)	-	-	(.47)	(.05)
Total distributions	(.58)	(.60) C	(.27)	(.24)	(.66) C	(.19)
Net asset value, end of period	$17.76	$17.05	$16.08	$13.51	$12.29	$14.69
Total Return D,E	7.70%	10.07%	21.22%	12.05%	(12.35)%	20.55%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.32% H	.32%	.32%	.32%	.32%	.32%
Expenses net of fee waivers, if any	.32 % H	.32%	.32%	.32%	.32%	.32%
Expenses net of all reductions, if any	.32% H	.32%	.32%	.32%	.32%	.31%
Net investment income (loss)	1.71% H	1.94%	1.94%	1.95%	1.46%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$2,221,060	$2,131,106	$1,855,112	$1,383,864	$831,306	$650,542
Portfolio turnover rate I	73 % H,J	64% J	62% J	58% J	72% J	65% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2026

1. Organization.
Fidelity Puritan K6 Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)
Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
			Delayed Delivery & When Issued Securities Foreign Securities Futures Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Investment Grade Bond Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Options Restricted Securities Swaps	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Company LLC.
The Fund invests in Fidelity Private Credit Company LLC, which is an affiliated limited liability company. Fidelity Private Credit Company LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Company LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Company LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Company LLC and thus a decline in the value of the Fund. Fidelity Private Credit Company LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Company LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Company LLC. Fidelity Private Credit Company LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Company LLC. The annualized expense ratio for Fidelity Private Credit Company LLC for the twelve month period ended December 31, 2025 was 9.71%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gain dividends, foreign currency transactions, options transactions, passive foreign investment companies (PFIC), partnerships, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$532,121,913
Gross unrealized depreciation	(23,434,371)
Net unrealized appreciation (depreciation)	$508,687,542
Tax cost	$1,739,149,608

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Puritan K6 Fund	Fidelity Private Credit Company LLC	220,000	-
5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options".
6. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Puritan K6 Fund	802,696,195	873,847,389

Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Puritan K6 Fund	913,447	15,994,461

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Puritan K6 Fund	11,775,207	191,460,025
7. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .32% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Puritan K6 Fund	8,122

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Puritan K6 Fund	15,951,008	12,100,286	1,744,224
8. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
9. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Puritan K6 Fund	970	-	-
10. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in Fidelity Private Credit Company LLC until December 31, 2026. During the period, this waiver reduced the Fund's management fee by $3,627.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $244.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9893908.106
PUR-K6-SANN-0426
Fidelity® Puritan® Fund

Semi-Annual Report
February 28, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Puritan® Fund
Consolidated Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Alternative Funds - 0.2%
	Shares	Value ($)
Fidelity Private Credit Company LLC (e)(j) (Cost $64,133,514)	6,549,560	61,730,262

Common Stocks - 67.3%
	Shares	Value ($)
AUSTRALIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
BHP Group Ltd ADR (b)	109,278	8,913,806
BELGIUM - 0.5%
Health Care - 0.5%
Pharmaceuticals - 0.5%
UCB SA	575,426	171,544,664
CANADA - 2.4%
Consumer Discretionary - 0.2%
Broadline Retail - 0.1%
Dollarama Inc	204,600	30,121,896
Specialty Retail - 0.1%
Aritzia Inc Subordinate Voting Shares (c)	233,089	20,638,898
TOTAL CONSUMER DISCRETIONARY		50,760,794
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Imperial Oil Ltd (b)	752,700	88,041,704
Suncor Energy Inc (United States)	742,900	41,988,708
TOTAL ENERGY		130,030,412
Information Technology - 0.3%
IT Services - 0.3%
Shopify Inc Class A (United States) (c)	740,640	89,417,467
Materials - 1.5%
Chemicals - 0.3%
Nutrien Ltd (United States)	1,432,302	107,522,911
Metals & Mining - 1.2%
Agnico Eagle Mines Ltd/CA (United States)	718,305	180,725,538
Franco-Nevada Corp	712,730	199,201,779
Major Drilling Group International Inc (c)	100,000	1,335,728
Orla Mining Ltd	449,000	9,710,421
		390,973,466
TOTAL MATERIALS		498,496,377
TOTAL CANADA		768,705,050
CHILE - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Antofagasta PLC	1,304,783	75,048,119
Lundin Mining Corp	3,719,219	118,498,045

TOTAL CHILE		193,546,164
CHINA - 0.0%
Industrials - 0.0%
Machinery - 0.0%
Sany Heavy Equipment International Holdings Co Ltd	7,254,000	14,603,689
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc (c)	509,614	19,355,140
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Auto1 Group SE (c)	809,905	16,460,120
ITALY - 0.4%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Brunello Cucinelli SpA non-voting shares	1,175,754	114,392,568
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC	326,700	10,557,338
TOTAL ITALY		124,949,906
JAPAN - 0.1%
Industrials - 0.0%
Machinery - 0.0%
Japan Steel Works Ltd/The	204,900	13,409,393
Materials - 0.1%
Chemicals - 0.1%
Shin-Etsu Chemical Co Ltd	383,500	15,098,994
TOTAL JAPAN		28,508,387
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ArcelorMittal SA depository receipt (b)	110,000	7,167,600
MEXICO - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Southern Copper Corp (b)	352,477	76,945,729
NETHERLANDS - 0.7%
Health Care - 0.5%
Biotechnology - 0.5%
Argenx SE ADR (c)	226,189	173,468,868
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
ASML Holding NV depository receipt	30,100	43,661,856
NXP Semiconductors NV	76,747	17,422,336
TOTAL INFORMATION TECHNOLOGY		61,084,192
TOTAL NETHERLANDS		234,553,060
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Frontline PLC	370,000	14,041,500
SWITZERLAND - 0.1%
Industrials - 0.1%
Machinery - 0.1%
VAT Group AG (h)(i)	24,720	17,497,072
TAIWAN - 1.3%
Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 1.3%
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,118,352	418,912,292
UNITED KINGDOM - 0.6%
Consumer Staples - 0.5%
Tobacco - 0.5%
British American Tobacco PLC	2,690,681	168,020,631
Financials - 0.1%
Banks - 0.1%
Starling Bank Ltd (d)(e)	7,254,400	21,312,535
Financial Services - 0.0%
Revolut Group Holdings Ltd (c)(d)(e)	10,600	14,872,648
TOTAL FINANCIALS		36,185,183
Industrials - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC	355,000	6,383,638
TOTAL UNITED KINGDOM		210,589,452
UNITED STATES - 60.2%
Communication Services - 5.8%
Entertainment - 0.2%
LiveOne Inc (c)	402,172	2,207,924
Netflix Inc (c)	683,470	65,777,153
PodcastOne Inc (c)	315,387	820,006
		68,805,083
Interactive Media & Services - 5.6%
Alphabet Inc Class A	595,721	185,721,979
Alphabet Inc Class C	3,515,477	1,094,825,002
Meta Platforms Inc Class A	844,764	547,559,130
		1,828,106,111
TOTAL COMMUNICATION SERVICES		1,896,911,194
Consumer Discretionary - 5.7%
Automobiles - 0.6%
Neutron Holdings Inc (c)(d)(e)	4,168,198	380,973
Tesla Inc (c)	452,867	182,283,496
		182,664,469
Broadline Retail - 2.3%
Amazon.com Inc (c)	3,488,206	732,523,260
Hotels, Restaurants & Leisure - 1.0%
Carnival Corp	3,547,224	111,914,917
Cava Group Inc (b)(c)	225,548	18,600,944
Hilton Worldwide Holdings Inc	170,949	53,298,479
Marriott International Inc/MD Class A1	12,900	4,408,317
Starbucks Corp	610,022	59,794,356
Viking Holdings Ltd (c)	549,875	42,901,248
Wingstop Inc (b)	147,500	38,277,725
		329,195,986
Household Durables - 0.7%
Blu Homes Inc (c)(d)(e)	14,988,638	4,646
DR Horton Inc	285,300	45,759,267
Lennar Corp Class A	134,900	15,427,164
SharkNinja Inc (c)	180,310	22,154,690
Somnigroup International Inc	976,879	87,440,439
Toll Brothers Inc	393,961	61,946,428
		232,732,634
Specialty Retail - 1.0%
Lowe's Cos Inc	371,395	98,259,975
Revolve Group Inc Class A (c)	105,622	2,657,450
Ross Stores Inc	42,478	8,735,176
TJX Cos Inc/The	568,165	91,849,554
Victoria's Secret & Co (c)	126,900	7,956,630
Warby Parker Inc Class A (c)	373,646	9,344,886
Williams-Sonoma Inc	543,669	111,805,530
		330,609,201
Textiles, Apparel & Luxury Goods - 0.1%
Ralph Lauren Corp Class A	29,860	10,827,236
Tory Burch LLC Class A (c)(d)(e)(f)	702,741	26,886,871
Tory Burch LLC Class B (c)(d)(e)(f)	324,840	12,428,371
		50,142,478
TOTAL CONSUMER DISCRETIONARY		1,857,868,028
Consumer Staples - 1.4%
Consumer Staples Distribution & Retail - 0.5%
Dollar Tree Inc (c)	1,298,990	164,296,255
Personal Care Products - 0.4%
Estee Lauder Cos Inc/The Class A	1,323,924	144,929,960
Tobacco - 0.5%
Philip Morris International Inc	788,019	147,225,590
TOTAL CONSUMER STAPLES		456,451,805
Energy - 3.8%
Energy Equipment & Services - 0.7%
Baker Hughes Co Class A	3,676,818	239,949,143
Oil, Gas & Consumable Fuels - 3.1%
APA Corp	4,559,629	138,475,933
Chevron Corp	995,400	185,900,904
ConocoPhillips	664,500	75,394,170
Exxon Mobil Corp	2,742,924	418,295,910
Marathon Petroleum Corp	231,884	45,961,728
Ovintiv Inc	1,019,100	51,556,269
Permian Resources Holdings Inc/DE Class A	925,400	16,925,565
Valero Energy Corp	247,600	50,668,864
Williams Cos Inc/The	235,400	17,589,088
		1,000,768,431
TOTAL ENERGY		1,240,717,574
Financials - 5.2%
Banks - 0.9%
Bank of America Corp	713,942	35,575,729
First Horizon Corp	3,365,507	80,065,412
JPMorgan Chase & Co	461,572	138,610,072
US Bancorp	982,400	53,697,984
		307,949,197
Capital Markets - 2.8%
Bank of New York Mellon Corp/The	1,783,983	212,472,376
Cboe Global Markets Inc	428,935	128,560,398
Charles Schwab Corp/The	1,025,699	97,646,545
CME Group Inc Class A	141,045	45,063,878
Goldman Sachs Group Inc/The	28,041	24,103,202
KKR & Co Inc Class A	63,000	5,523,840
Morgan Stanley	1,165,604	194,084,722
Northern Trust Corp	362,841	51,918,919
State Street Corp	924,202	118,870,861
Tulco LLC (c)(d)(e)(f)	42,857	28,845,332
		907,090,073
Financial Services - 1.1%
Affirm Holdings Inc Class A (c)	251,000	11,791,980
Mastercard Inc Class A	489,168	253,002,582
New Moda LLC (c)(d)	62,880	5,030
Visa Inc Class A	328,829	105,271,316
		370,070,908
Insurance - 0.4%
AFLAC Inc	93,700	10,581,540
Chubb Ltd	318,273	108,486,535
		119,068,075
TOTAL FINANCIALS		1,704,178,253
Health Care - 5.7%
Biotechnology - 2.2%
Biogen Inc (c)	708,300	135,866,106
Blueprint Medicines Corp rights (c)(d)	18,034	0
Caris Life Sciences Inc (c)	1,242,900	25,032,006
Centessa Pharmaceuticals PLC ADR (c)	151,000	4,055,860
Cogent Biosciences Inc (c)	739,600	28,733,460
Cytokinetics Inc (c)	329,900	20,526,378
Gilead Sciences Inc	1,469,973	218,952,479
Insmed Inc (c)	751,033	112,151,758
Madrigal Pharmaceuticals Inc (c)	8,407	3,631,824
Moderna Inc (c)	2,214,200	118,614,694
Nuvalent Inc Class A (c)	205,001	20,899,852
Regeneron Pharmaceuticals Inc	46,400	36,269,488
Scholar Rock Holding Corp (c)	115,152	5,097,779
		729,831,684
Health Care Equipment & Supplies - 0.6%
Edwards Lifesciences Corp (c)	1,420,281	122,811,698
Medline Inc Class A	1,333,800	63,368,838
		186,180,536
Health Care Providers & Services - 0.4%
McKesson Corp	133,305	131,621,358
Life Sciences Tools & Services - 0.4%
Danaher Corp	273,100	57,525,784
Thermo Fisher Scientific Inc	131,958	68,764,633
		126,290,417
Pharmaceuticals - 2.1%
Eli Lilly & Co	311,420	327,610,726
Johnson & Johnson	299,200	74,330,256
Merck & Co Inc	961,900	119,102,458
Roche Holding AG non-voting shares	309,000	147,053,550
Structure Therapeutics Inc ADR (c)	244,500	15,398,610
		683,495,600
TOTAL HEALTH CARE		1,857,419,595
Industrials - 11.3%
Aerospace & Defense - 4.1%
Anduril Industries Inc Class B (d)(e)	18,391	1,168,564
Anduril Industries Inc Class C (d)(e)	9	572
Beta Technologies Inc (g)	313,998	5,903,162
Beta Technologies Inc Class A (c)	155,600	2,925,280
Boeing Co (c)	1,057,680	240,653,930
BWX Technologies Inc	78,734	16,217,629
Carpenter Technology Corp	131,796	52,464,034
Curtiss-Wright Corp	6,900	4,832,277
General Dynamics Corp	348,634	124,479,770
Howmet Aerospace Inc	535,295	140,530,996
Huntington Ingalls Industries Inc	205,300	91,259,956
Karman Holdings Inc (c)	93,443	8,233,263
Space Exploration Technologies Corp (c)(d)(e)	999,029	526,078,682
Space Exploration Technologies Corp Class C (c)(d)(e)	56,070	29,525,901
Textron Inc	158,000	15,586,700
Woodward Inc	112,297	43,431,988
		1,303,292,704
Air Freight & Logistics - 0.2%
CH Robinson Worldwide Inc	393,348	72,867,717
GXO Logistics Inc (c)	70,000	4,398,100
		77,265,817
Building Products - 0.5%
A O Smith Corp	324,500	25,311,000
Builders FirstSource Inc (c)	45,800	4,776,482
Trane Technologies PLC	259,118	119,795,434
		149,882,916
Construction & Engineering - 0.7%
Dycom Industries Inc (c)	254,141	106,744,303
EMCOR Group Inc	119,099	86,301,517
Granite Construction Inc	241,476	32,468,863
		225,514,683
Electrical Equipment - 0.7%
Emerson Electric Co	328,200	49,476,150
GE Vernova Inc	107,966	94,319,098
Nextpower Inc Class A (c)	459,349	48,277,580
Regal Rexnord Corp	157,000	34,693,860
		226,766,688
Ground Transportation - 0.7%
JB Hunt Transport Services Inc	68,100	15,895,221
Lyft Inc Class A (c)	1,356,300	18,771,192
Norfolk Southern Corp	231,504	72,863,569
Old Dominion Freight Line Inc	564,900	114,702,945
XPO Inc (c)	45,100	9,492,197
		231,725,124
Machinery - 3.6%
AGCO Corp	53,900	7,357,350
Allison Transmission Holdings Inc	84,000	10,525,200
Caterpillar Inc	50,774	37,716,450
Cummins Inc	385,174	224,891,543
Deere & Co	333,963	210,299,841
Dover Corp	488,100	110,066,550
Ingersoll Rand Inc	545,400	51,343,956
ITT Inc	211,800	42,870,438
Oshkosh Corp	347,500	59,081,950
PACCAR Inc	708,900	89,385,201
Parker-Hannifin Corp	172,244	173,825,200
RBC Bearings Inc (c)	25,400	14,628,368
Symbotic Inc Class A (c)	42,000	2,300,760
Terex Corp	885,158	60,890,019
Westinghouse Air Brake Technologies Corp	302,269	79,783,903
		1,174,966,729
Passenger Airlines - 0.3%
Delta Air Lines Inc	905,172	59,469,800
Southwest Airlines Co	627,400	30,905,724
		90,375,524
Professional Services - 0.0%
Parsons Corp (c)	13,000	858,000
Trading Companies & Distributors - 0.5%
Applied Industrial Technologies Inc	46,165	13,045,306
Ferguson Enterprises Inc	338,098	88,162,434
United Rentals Inc	42,065	35,334,600
WW Grainger Inc	16,100	18,430,153
		154,972,493
TOTAL INDUSTRIALS		3,635,620,678
Information Technology - 17.3%
Communications Equipment - 0.1%
Arista Networks Inc (c)	362,577	48,404,030
Electronic Equipment, Instruments & Components - 1.2%
Amphenol Corp Class A	991,992	144,890,352
Coherent Corp (c)	503,500	130,371,255
Corning Inc	136,900	20,587,022
Flex Ltd (c)	275,002	17,330,626
Jabil Inc	227,338	60,242,297
Sanmina Corp (c)	72,400	11,240,823
		384,662,375
IT Services - 0.1%
Snowflake Inc (c)	143,243	24,123,554
Semiconductors & Semiconductor Equipment - 9.5%
Advanced Micro Devices Inc (c)	51,184	10,247,549
Analog Devices Inc	390,439	138,914,292
Applied Materials Inc	306,926	114,268,550
Broadcom Inc	781,184	249,627,347
Intel Corp (c)	2,461,877	112,286,210
KLA Corp	129,660	197,673,153
Lam Research Corp	775,873	181,468,936
MACOM Technology Solutions Holdings Inc (c)	17,800	4,416,536
Marvell Technology Inc	147,744	12,069,207
Micron Technology Inc	433,234	178,652,705
Monolithic Power Systems Inc	82,195	93,927,514
NVIDIA Corp	9,656,257	1,710,992,178
Teradyne Inc	161,400	51,652,842
		3,056,197,019
Software - 2.4%
Applied Intuition Inc Class A (c)(d)(e)	38,409	4,128,583
Atom Tickets LLC (c)(d)(e)(f)	2,580,511	26
Canva Inc Class A (c)(d)(e)	5,400	7,272,666
Microsoft Corp	1,855,507	728,731,819
Palantir Technologies Inc Class A (c)	37,314	5,119,108
Palo Alto Networks Inc (c)	112,420	16,741,586
Rubrik Inc Class A (c)	56,300	2,925,348
Synopsys Inc (c)	28,062	11,617,668
		776,536,804
Technology Hardware, Storage & Peripherals - 4.0%
Apple Inc	4,228,180	1,117,000,592
Seagate Technology Holdings PLC	114,800	46,820,032
Western Digital Corp	457,900	128,074,630
		1,291,895,254
TOTAL INFORMATION TECHNOLOGY		5,581,819,036
Materials - 2.7%
Chemicals - 0.8%
Albemarle Corp	176,300	31,499,521
Corteva Inc	918,033	73,552,804
Ecolab Inc	101,678	31,352,411
Mosaic Co/The	1,540,600	42,890,304
Sherwin-Williams Co/The	99,373	36,031,656
Westlake Corp (b)	299,713	31,583,756
		246,910,452
Construction Materials - 0.6%
CRH PLC	67,100	8,050,658
Martin Marietta Materials Inc	166,187	112,437,139
Vulcan Materials Co	283,553	87,901,430
		208,389,227
Metals & Mining - 1.3%
Alcoa Corp	2,539,500	157,652,160
Century Aluminum Co (c)	371,300	19,144,228
Coeur Mining Inc (c)	354,200	9,616,530
Freeport-McMoRan Inc	380,700	25,918,056
Newmont Corp	506,439	65,837,070
Steel Dynamics Inc	727,300	140,463,449
		418,631,493
TOTAL MATERIALS		873,931,172
Real Estate - 0.3%
Health Care REITs - 0.2%
Ventas Inc	757,796	65,291,703
Industrial REITs - 0.1%
Prologis Inc	199,000	28,371,430
TOTAL REAL ESTATE		93,663,133
Utilities - 1.0%
Electric Utilities - 1.0%
Evergy Inc	331,254	27,712,710
Eversource Energy	846,097	64,481,052
NextEra Energy Inc	2,220,213	208,189,373
NRG Energy Inc	199,442	35,692,140
TOTAL UTILITIES		336,075,275
TOTAL UNITED STATES		19,534,655,743
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (c)	160,800	4,814,392
TOTAL COMMON STOCKS (Cost $12,807,625,807)		21,865,763,766

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc 4% 5/22/2027 (d)(e)	1,370,500	5,872,730
Neutron Holdings Inc 4% 6/12/2027 (d)(e)	354,000	1,516,925

TOTAL UNITED STATES		7,389,655
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,724,500)		7,389,655

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (c)(d)(e)	145,676	35,756,174
UNITED STATES - 0.3%
Consumer Discretionary - 0.1%
Automobiles - 0.0%
Neutron Holdings Inc Series 1C (c)(d)(e)	38,589,900	3,527,117
Neutron Holdings Inc Series 1D (c)(d)(e)	40,824,742	3,731,381
Waymo LLC Series D-2 (d)(e)	36,100	5,931,804
		13,190,302
Textiles, Apparel & Luxury Goods - 0.1%
Goop Intl Inc Series C (c)(d)(e)	1,881,874	12,815,562
Goop Intl Inc Series D (c)(d)(e)	342,241	2,505,204
		15,320,766
TOTAL CONSUMER DISCRETIONARY		28,511,068
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Get Credit Healthy Inc Series B (c)(d)(e)	8,512,822	10,492
Industrials - 0.0%
Aerospace & Defense - 0.0%
Anduril Industries Inc Series G (d)(e)	172,800	10,979,712
Information Technology - 0.2%
Software - 0.2%
Anthropic PBC Series G (d)(e)	145,000	37,575,300
Applied Intuition Inc Series A2 (c)(d)(e)	49,998	5,374,285
Applied Intuition Inc Series B2 (c)(d)(e)	24,108	2,591,369
TOTAL INFORMATION TECHNOLOGY		45,540,954
TOTAL UNITED STATES		85,042,226
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $112,923,457)		120,798,400

Fixed-Income Funds - 32.0%
	Shares	Value ($)
Fidelity High Income Central Fund (k)	9,398,370	1,042,467,196
Fidelity Investment Grade Bond Central Fund (k)	92,567,142	9,336,321,919
TOTAL FIXED-INCOME FUNDS (Cost $10,868,709,464)		10,378,789,115

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	3.70	24,753,903	24,758,853
Fidelity Securities Lending Cash Central Fund (l)(m)	3.69	190,319,771	190,338,803
TOTAL MONEY MARKET FUNDS (Cost $215,097,656)			215,097,656

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $24,070,214,398)	32,649,568,854
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(180,345,785)
NET ASSETS - 100.0%	32,469,223,069

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $862,824,687 or 2.7% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $5,903,162 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,497,072 or 0.1% of net assets.

(i)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $17,497,072 or 0.1% of net assets.

(j)	Affiliated fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Class B	6/16/2025	751,876

Anduril Industries Inc Class C	6/16/2025	366

Anduril Industries Inc Series G	4/17/2025	7,064,548

Anthropic PBC Series G	1/27/2026	37,574,778

Applied Intuition Inc Class A	7/2/2024	2,292,821

Applied Intuition Inc Series A2	7/2/2024	2,984,626

Applied Intuition Inc Series B2	7/2/2024	1,439,124

Atom Tickets LLC	8/15/2017	14,999,994

Blu Homes Inc	5/21/2020	25,924

Bytedance Ltd Series E1	11/18/2020	15,962,328

Canva Inc Class A	8/19/2025	8,889,156

Fidelity Private Credit Company LLC	6/6/2022 - 2/9/2026	64,769,544

Get Credit Healthy Inc Series B	8/17/2023	10,492

Goop Intl Inc Series C	12/15/2017	19,999,993

Goop Intl Inc Series D	6/21/2019	4,999,987

Neutron Holdings Inc	2/4/2021	41,686

Neutron Holdings Inc 4% 5/22/2027	6/4/2020	1,370,500

Neutron Holdings Inc 4% 6/12/2027	6/12/2020	354,000

Neutron Holdings Inc Series 1C	7/3/2018 - 1/25/2019	7,055,777

Neutron Holdings Inc Series 1D	7/3/2018 - 1/25/2019	9,900,000

Revolut Group Holdings Ltd	1/28/2026	14,947,011

Space Exploration Technologies Corp	8/4/2017 - 10/25/2022	29,803,805

Space Exploration Technologies Corp Class C	9/11/2017	756,945

Starling Bank Ltd	6/18/2021 - 4/5/2022	13,909,905

Tory Burch LLC Class A	5/14/2015	50,000,022

Tory Burch LLC Class B	12/31/2012	17,505,000

Tulco LLC	8/24/2017 - 12/14/2017	14,999,950

Waymo LLC Series D-2	2/2/2026	5,931,804

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Beta Technologies Inc	5/4/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	21,911,177	2,055,779,831	2,052,929,479	817,539	(2,376)	(300)	24,758,853	24,753,903	0.0%
Fidelity High Income Central Fund	1,011,590,430	36,282,944	12,375,947	36,282,943	72,757	6,897,012	1,042,467,196	9,398,370	72.0%
Fidelity Investment Grade Bond Central Fund	9,718,544,889	203,224,031	758,745,059	203,210,095	(64,471,906)	237,769,964	9,336,321,919	92,567,142	21.1%
Fidelity Securities Lending Cash Central Fund	82,946,670	641,400,156	534,008,580	97,296	557	-	190,338,803	190,319,771	0.5%
Total	10,834,993,166	2,936,686,962	3,358,059,065	240,407,873	(64,400,968)	244,666,676	10,593,886,771

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	58,300,608	4,286,912	-	4,286,912	-	(857,258)	61,730,262	6,549,560
	58,300,608	4,286,912	-	4,286,912	-	(857,258)	61,730,262

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Alternative Funds	61,730,262	-	61,730,262	-

Common Stocks
Communication Services	1,896,911,194	1,896,911,194	-	-
Consumer Discretionary	2,058,836,650	2,019,135,789	-	39,700,861
Consumer Staples	624,472,436	456,451,805	168,020,631	-
Energy	1,384,789,486	1,384,789,486	-	-
Financials	1,740,363,436	1,675,327,891	-	65,035,545
Health Care	2,202,433,127	2,055,379,577	147,053,550	-
Industrials	3,698,071,808	3,124,357,113	16,940,976	556,773,719
Information Technology	6,151,232,987	6,139,831,712	-	11,401,275
Materials	1,678,914,234	1,663,815,240	15,098,994	-
Real Estate	93,663,133	93,663,133	-	-
Utilities	336,075,275	336,075,275	-	-

Convertible Corporate Bonds
Consumer Discretionary	7,389,655	-	-	7,389,655

Convertible Preferred Stocks
Communication Services	35,756,174	-	-	35,756,174
Consumer Discretionary	28,511,068	-	-	28,511,068
Health Care	10,492	-	-	10,492
Industrials	10,979,712	-	-	10,979,712
Information Technology	45,540,954	-	-	45,540,954

Fixed-Income Funds	10,378,789,115	10,378,789,115	-	-

Money Market Funds	215,097,656	215,097,656	-	-
Total Investments in Securities:	32,649,568,854	31,439,624,986	408,844,413	801,099,455
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2026 ($)
Common Stocks	223,340,449	-	418,167,125	48,646,826	(17,243,000)	-	-	-	672,911,400	418,424,115
Convertible Preferred Stocks	188,123,457	-	(103,822,304)	43,506,582	(7,009,335)	-	-	-	120,798,400	(759,119)
Convertible Corporate Bonds	6,455,838	-	933,817	-	-	-	-	-	7,389,655	933,817

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $185,669,637) - See accompanying schedule:
Unaffiliated issuers (cost $12,922,273,764)	$21,993,951,821
Fidelity Central Funds (cost $11,083,807,120)	10,593,886,771
Other affiliated issuers (cost $64,133,514)	61,730,262

Total Investment in Securities (cost $24,070,214,398)		$32,649,568,854
Cash		1,067,885
Foreign currency held at value (cost $1,557,356)		1,556,255
Receivable for investments sold		94,051,380
Receivable for fund shares sold		14,569,461
Dividends receivable		16,126,517
Interest receivable		395,746
Distributions receivable from Fidelity Central Funds		109,400
Prepaid expenses		17,025
Other receivables		1,251,724
Total assets		32,778,714,247
Liabilities
Payable for investments purchased	$87,129,033
Payable for fund shares redeemed	18,769,199
Accrued management fee	11,827,156
Other payables and accrued expenses	1,416,840
Collateral on securities loaned	190,348,950
Total liabilities		309,491,178
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$32,469,223,069
Net Assets consist of:
Paid in capital		$22,455,250,067
Total accumulated earnings (loss)		10,013,973,002
Net Assets		$32,469,223,069

Net Asset Value and Maximum Offering Price
Puritan :
Net Asset Value, offering price and redemption price per share ($29,634,893,571 ÷ 1,103,261,625 shares)		$26.86
Class K :
Net Asset Value, offering price and redemption price per share ($2,834,329,498 ÷ 105,630,060 shares)		$26.83
Consolidated Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$81,706,155
Affiliated issuers		4,063,810
Interest		122,247
Income from Fidelity Central Funds (including $97,296 from security lending)		240,407,873
Security lending		1,667
Total income		326,301,752
Expenses
Management fee	$70,614,214
Custodian fees and expenses	104,591
Independent trustees' fees and expenses	63,263
Registration fees	110,110
Audit fees	97,196
Legal	20,928
Interest	69,616
Miscellaneous	43,263
Total expenses before reductions	71,123,181
Expense reductions	(175,686)
Total expenses after reductions		70,947,495
Net Investment income (loss)		255,354,257
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $17,577)	1,929,767,508
Redemptions in-kind	6,644,375
Fidelity Central Funds	(64,400,968)
Foreign currency transactions	33,323
Written options	(1,372,115)
Capital gain distributions from underlying funds:
Affiliated issuers	223,102
Total net realized gain (loss)		1,870,895,225
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	245,829,205
Fidelity Central Funds	244,666,676
Other affiliated issuers	(857,258)
Assets and liabilities in foreign currencies	(27,851)
Written options	586,224
Total change in net unrealized appreciation (depreciation)		490,196,996
Net gain (loss)		2,361,092,221
Net increase (decrease) in net assets resulting from operations		$2,616,446,478
Consolidated Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$255,354,257	$564,853,605
Net realized gain (loss)	1,870,895,225	1,777,326,724
Change in net unrealized appreciation (depreciation)	490,196,996	738,487,412
Net increase (decrease) in net assets resulting from operations	2,616,446,478	3,080,667,741
Distributions to shareholders	(1,866,459,033)	(3,363,518,480)

Share transactions - net increase (decrease)	(71,603,688)	624,316,322
Total increase (decrease) in net assets	678,383,757	341,465,583

Net Assets
Beginning of period	31,790,839,312	31,449,373,729
End of period	$32,469,223,069	$31,790,839,312

Consolidated Financial Highlights
Fidelity® Puritan® Fund

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$26.29	$26.55	$23.18	$22.76	$29.62	$25.87
Income from Investment Operations
Net investment income (loss) A,B	.21	.45	.43	.38	.33	.25
Net realized and unrealized gain (loss)	1.93	2.11	4.21	1.98	(3.57)	4.79
Total from investment operations	2.14	2.56	4.64	2.36	(3.24)	5.04
Distributions from net investment income	(.24)	(.44)	(.42)	(.35)	(.39) C	(.25)
Distributions from net realized gain	(1.32)	(2.37)	(.85)	(1.59)	(3.23) C	(1.04)
Total distributions	(1.57) D	(2.82) D	(1.27)	(1.94)	(3.62)	(1.29)
Net asset value, end of period	$26.86	$26.29	$26.55	$23.18	$22.76	$29.62
Total Return E,F	8.48%	10.46%	21.09%	12.00%	(12.30)%	20.33%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.45% I	.46%	.49%	.51%	.50%	.51%
Expenses net of fee waivers, if any	.45 % I	.46%	.48%	.50%	.50%	.51%
Expenses net of all reductions, if any	.45% I	.46%	.48%	.50%	.50%	.50%
Net investment income (loss)	1.58% I	1.80%	1.77%	1.76%	1.31%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$29,634,894	$28,826,533	$28,064,604	$23,958,959	$23,519,208	$28,846,163
Portfolio turnover rate J	65 % I,K	58% K	55% K	52% K	62% K	58% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Puritan® Fund Class K

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$26.26	$26.53	$23.16	$22.74	$29.60	$25.85
Income from Investment Operations
Net investment income (loss) A,B	.22	.47	.45	.40	.35	.27
Net realized and unrealized gain (loss)	1.92	2.09	4.20	1.98	(3.57)	4.79
Total from investment operations	2.14	2.56	4.65	2.38	(3.22)	5.06
Distributions from net investment income	(.25)	(.46)	(.44)	(.37)	(.41) C	(.27)
Distributions from net realized gain	(1.32)	(2.37)	(.85)	(1.59)	(3.23) C	(1.04)
Total distributions	(1.57)	(2.83)	(1.28) D	(1.96)	(3.64)	(1.31)
Net asset value, end of period	$26.83	$26.26	$26.53	$23.16	$22.74	$29.60
Total Return E,F	8.52%	10.49%	21.19%	12.10%	(12.24)%	20.43%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.39% I	.39%	.40%	.43%	.43%	.43%
Expenses net of fee waivers, if any	.39 % I	.39%	.40%	.42%	.42%	.43%
Expenses net of all reductions, if any	.39% I	.39%	.40%	.42%	.42%	.43%
Net investment income (loss)	1.64% I	1.87%	1.86%	1.84%	1.39%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$2,834,329	$2,964,307	$3,384,770	$3,702,482	$4,160,023	$5,659,377
Portfolio turnover rate J	65 % I,K	58% K	55% K	52% K	62% K	58% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended February 28, 2026

1. Organization.
Fidelity Puritan Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Puritan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)
Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
			Delayed Delivery & When Issued Securities Foreign Securities Futures Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Investment Grade Bond Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Options Restricted Securities Swaps	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Company LLC.
The Fund invests in Fidelity Private Credit Company LLC, which is an affiliated limited liability company. Fidelity Private Credit Company LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Company LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Company LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Company LLC and thus a decline in the value of the Fund. Fidelity Private Credit Company LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Company LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Company LLC. Fidelity Private Credit Company LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Company LLC. The annualized expense ratio for Fidelity Private Credit Company LLC for the twelve month period ended December 31, 2025 was 9.71%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$672,911,400	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.5 - 13.0 / 8.1	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	18.0 - 89.5 / 86.0	Increase
			Enterprise value/Net income (EV/NI)	15.5 - 27.9 / 20.6	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	3.5%	Increase
			Volatility	80.0%	Increase
			Term	1.0	Increase
Convertible Corporate Bonds	$7,389,655	Market comparable	Enterprise value/Revenue multiple (EV/R)	2.9	Increase
Convertible Preferred Stocks	$120,798,400	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.9 - 19.0 / 9.1	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	3.5%	Increase
			Volatility	55.0%	Increase
			Term	3.0	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gain dividends, foreign currency transactions, options transactions, passive foreign investment companies (PFIC), partnerships, redemptions in-kind and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$9,357,076,865
Gross unrealized depreciation	(814,664,241)
Net unrealized appreciation (depreciation)	$8,542,412,624
Tax cost	$24,107,156,230

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Puritan Fund	Fidelity Private Credit Company LLC	5,780,002	-

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Total Assets
Fidelity Puritan Fund	68,160,600.21

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.
5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Consolidated Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Consolidated Schedule of Investments under the caption "Written Options".
6. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Puritan Fund	10,487,283,030	12,157,500,744

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Consolidated Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Puritan Fund	593,046	346,465	6,297,910	6,644,375	15,994,461

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Puritan Fund	7,204,781	4,006,646	70,623,899	74,630,545	191,460,025
7. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Puritan	.47
Class K	.39

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Puritan	.45
Class K	.39

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Puritan Fund	$1,063,192

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Puritan Fund	165,198

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Puritan Fund	Borrower	35,913,750	4.36%	69,616

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Puritan Fund	476,611,916	1,011,004,977	112,886,057
8. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Puritan Fund	17,220

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
9. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Consolidated Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Puritan Fund	11,246	-	-
10. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in Fidelity Private Credit Company LLC until December 31, 2026. During the period, this waiver reduced the Fund's management fee by $175,686.
11. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2026	Year ended August 31, 2025
Fidelity Puritan Fund
Distributions to shareholders
Puritan	$1,692,259,665	$3,021,164,767
Class K	174,199,368	342,353,713
Total	$1,866,459,033	$3,363,518,480
12. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2026	Year ended August 31, 2025	Six months ended February 28, 2026	Year ended August 31, 2025
Fidelity Puritan Fund
Puritan
Shares sold	42,505,447	99,355,294	$1,125,464,843	$2,512,212,440
Reinvestment of distributions	61,338,275	112,943,922	1,575,212,277	2,817,707,494
Shares redeemed	(97,215,577)	(172,672,011)	(2,575,936,443)	(4,325,077,549)
Net increase (decrease)	6,628,145	39,627,205	$124,740,677	$1,004,842,385
Class K
Shares sold	6,860,680	16,237,143	$181,605,710	$408,167,345
Reinvestment of distributions	6,789,218	13,732,699	174,153,192	342,340,336
Shares redeemed	(20,896,115)	(44,689,024)	(552,103,267)	(1,131,033,744)
Net increase (decrease)	(7,246,217)	(14,719,182)	$(196,344,365)	$(380,526,063)
13. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.700677.128
PUR-SANN-0426
Fidelity® Balanced K6 Fund

Semi-Annual Report
February 28, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Balanced K6 Fund
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 63.6%
	Shares	Value ($)
BELGIUM - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
UCB SA	23,380	6,969,991
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp (United States)	5,083	831,833
CANADA - 0.5%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	16,515	1,184,823
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc	20,098	1,219,686
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Athabasca Oil Corp (b)	385,212	2,490,796
Imperial Oil Ltd (c)	43,422	5,078,978
TOTAL ENERGY		7,569,774
Materials - 0.0%
Metals & Mining - 0.0%
Altius Minerals Corp	14,962	528,586
TOTAL CANADA		10,502,869
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (b)	8,441	320,589
FRANCE - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Amundi SA (g)(h)	15,447	1,479,339
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)(c)	11,095	462,107
Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (b)	2,589	285,385
TOTAL GERMANY		747,492
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	38,646	1,308,554
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Disco Corp	2,128	1,023,154
KOREA (SOUTH) - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.3%
SK Hynix Inc	9,440	6,955,058
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd	12,263	1,843,606
TOTAL KOREA (SOUTH)		8,798,664
NETHERLANDS - 0.3%
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (b)	3,856	2,957,244
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
ASM International NV	1,015	856,557
NXP Semiconductors NV	13,978	3,173,146
TOTAL INFORMATION TECHNOLOGY		4,029,703
TOTAL NETHERLANDS		6,986,947
PUERTO RICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Popular Inc	8,303	1,123,894
SWITZERLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (b)	6,408	297,844
TAIWAN - 1.5%
Information Technology - 1.5%
Electronic Equipment, Instruments & Components - 0.5%
Chroma ATE Inc	103,000	4,531,658
Delta Electronics Inc	138,000	6,291,526
		10,823,184
Semiconductors & Semiconductor Equipment - 1.0%
Jentech Precision Industrial Co Ltd	15,000	1,492,061
Taiwan Semiconductor Manufacturing Co Ltd	163,826	10,171,931
Taiwan Semiconductor Manufacturing Co Ltd ADR	28,303	10,601,738
		22,265,730
TOTAL TAIWAN		33,088,914
UNITED KINGDOM - 0.3%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Cazoo Group Ltd (b)(e)	2	0
Consumer Staples - 0.1%
Beverages - 0.0%
Diageo PLC	32,292	724,198
Tobacco - 0.1%
British American Tobacco PLC ADR	38,957	2,440,656
TOTAL CONSUMER STAPLES		3,164,854
Financials - 0.2%
Banks - 0.0%
Starling Bank Ltd (d)(e)	182,820	537,103
Insurance - 0.2%
Hiscox Ltd	144,145	3,007,098
TOTAL FINANCIALS		3,544,201
TOTAL UNITED KINGDOM		6,709,055
UNITED STATES - 60.1%
Communication Services - 7.1%
Diversified Telecommunication Services - 0.4%
AST SpaceMobile Inc Class A (b)	13,859	1,097,494
AT&T Inc	210,349	5,891,876
Verizon Communications Inc	25,474	1,277,266
		8,266,636
Entertainment - 0.0%
ROBLOX Corp Class A (b)	9,947	682,961
Take-Two Interactive Software Inc (b)	7,980	1,687,610
		2,370,571
Interactive Media & Services - 6.4%
Alphabet Inc Class A	356,159	111,036,130
Epic Games Inc (b)(d)(e)	182	92,895
Meta Platforms Inc Class A	51,044	33,085,700
		144,214,725
Media - 0.3%
EchoStar Corp Class A (b)	38,673	4,467,892
Fox Corp Class B	15,261	789,452
Magnite Inc (b)	41,421	564,154
Paramount Skydance Corp Class B	11,241	151,865
		5,973,363
TOTAL COMMUNICATION SERVICES		160,825,295
Consumer Discretionary - 6.1%
Automobiles - 1.1%
General Motors Co	6,053	476,431
Tesla Inc (b)	61,601	24,795,019
		25,271,450
Broadline Retail - 2.6%
Amazon.com Inc (b)	270,047	56,709,870
Etsy Inc (b)	10,180	558,678
		57,268,548
Distributors - 0.0%
LKQ Corp	27,483	909,962
Diversified Consumer Services - 0.1%
Service Corp International/US	23,419	1,971,411
Hotels, Restaurants & Leisure - 0.9%
Airbnb Inc Class A (b)	17,995	2,431,304
Booking Holdings Inc	431	1,827,160
Chipotle Mexican Grill Inc (b)	46,610	1,734,824
Churchill Downs Inc	12,735	1,170,729
Domino's Pizza Inc	4,402	1,771,849
DoorDash Inc Class A (b)	3,620	638,821
DraftKings Inc Class A (b)	41,585	991,386
Dutch Bros Inc Class A (b)	10,459	560,707
Expedia Group Inc Class A	2,365	510,107
Marriott International Inc/MD Class A1	11,108	3,795,938
Starbucks Corp	23,450	2,298,569
Wyndham Hotels & Resorts Inc	13,474	1,102,173
Yum! Brands Inc	15,486	2,604,126
		21,437,693
Household Durables - 0.1%
PulteGroup Inc	16,861	2,313,330
Somnigroup International Inc	10,495	939,407
		3,252,737
Specialty Retail - 1.1%
Bob's Discount Furniture Inc	23,356	496,081
Dick's Sporting Goods Inc	4,677	952,378
Floor & Decor Holdings Inc Class A (b)	14,772	1,020,597
Home Depot Inc/The	13,743	5,232,235
Lithia Motors Inc Class A	3,020	844,332
Lowe's Cos Inc	37,194	9,840,417
Ross Stores Inc	27,704	5,697,051
Valvoline Inc (b)(c)	12,871	486,523
		24,569,614
Textiles, Apparel & Luxury Goods - 0.2%
NIKE Inc Class B	45,486	2,828,320
PVH Corp	13,594	932,548
		3,760,868
TOTAL CONSUMER DISCRETIONARY		138,442,283
Consumer Staples - 3.2%
Beverages - 1.0%
Coca-Cola Co/The	148,312	12,096,327
Constellation Brands Inc Class A	6,213	980,783
Keurig Dr Pepper Inc	112,802	3,415,645
Monster Beverage Corp (b)	16,320	1,392,096
PepsiCo Inc	22,520	3,822,545
		21,707,396
Consumer Staples Distribution & Retail - 1.2%
BJ's Wholesale Club Holdings Inc (b)	10,570	1,044,209
Costco Wholesale Corp	10,140	10,249,411
Kroger Co/The	20,028	1,366,711
Target Corp	14,221	1,618,208
Walmart Inc	95,386	12,204,639
		26,483,178
Food Products - 0.2%
Bunge Global SA	4,997	602,888
General Mills Inc	1,668	75,443
Lamb Weston Holdings Inc	4,396	211,843
McCormick & Co Inc/MD	4,572	324,795
Mondelez International Inc	43,132	2,656,069
		3,871,038
Household Products - 0.5%
Colgate-Palmolive Co	11,637	1,153,692
Procter & Gamble Co/The	66,757	11,161,771
		12,315,463
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	6,310	690,756
Kenvue Inc	125,504	2,399,636
		3,090,392
Tobacco - 0.2%
Philip Morris International Inc	27,741	5,182,851
TOTAL CONSUMER STAPLES		72,650,318
Energy - 1.8%
Energy Equipment & Services - 0.0%
SLB Ltd	32,359	1,661,311
Oil, Gas & Consumable Fuels - 1.8%
Chevron Corp	24,569	4,588,506
ConocoPhillips	48,777	5,534,238
Excelerate Energy Inc Class A	11,284	454,181
Exxon Mobil Corp	134,402	20,496,305
Murphy Oil Corp	33,714	1,117,619
Phillips 66	13,650	2,106,605
Shell PLC ADR	33,458	2,794,078
Valero Energy Corp	14,349	2,936,379
		40,027,911
TOTAL ENERGY		41,689,222
Financials - 7.7%
Banks - 2.4%
Bank of America Corp	316,591	15,775,730
BOK Financial Corp	8,363	1,051,396
Citigroup Inc	54,315	5,984,970
JPMorgan Chase & Co	19,472	5,847,442
KeyCorp	80,204	1,663,431
M&T Bank Corp	11,242	2,439,289
Truist Financial Corp	66,499	3,279,066
UMB Financial Corp	10,447	1,210,598
US Bancorp	66,265	3,622,045
Wells Fargo & Co	155,459	12,662,136
Wintrust Financial Corp	8,819	1,270,465
		54,806,568
Capital Markets - 1.9%
Blackrock Inc	5,238	5,569,199
Blue Owl Capital Inc Class A	116,535	1,229,444
Carlyle Group Inc/The	21,987	1,143,104
Charles Schwab Corp/The	78,206	7,445,211
Evercore Inc Class A	4,137	1,277,671
Intercontinental Exchange Inc	25,276	4,148,550
KKR & Co Inc Class A	48,524	4,254,584
MarketAxess Holdings Inc	11,134	2,137,728
Moody's Corp	6,945	3,316,863
Nasdaq Inc	30,794	2,696,939
Northern Trust Corp	11,055	1,581,860
Raymond James Financial Inc	16,476	2,522,146
State Street Corp	22,847	2,938,581
Virtu Financial Inc Class A	45,557	1,886,515
		42,148,395
Consumer Finance - 0.2%
Capital One Financial Corp	23,136	4,526,327
SLM Corp	49,390	925,569
		5,451,896
Financial Services - 1.9%
Apollo Global Management Inc	29,072	3,040,931
Berkshire Hathaway Inc Class A (b)	4	3,028,000
Berkshire Hathaway Inc Class B (b)	9,676	4,885,896
Corpay Inc (b)	8,540	2,776,354
Mastercard Inc Class A	51,738	26,759,412
Voya Financial Inc	23,371	1,563,052
		42,053,645
Insurance - 1.3%
American Financial Group Inc/OH	17,699	2,353,613
Arthur J Gallagher & Co	18,872	4,306,590
Assurant Inc	4,772	1,095,603
Baldwin Insurance Group Inc/The Class A (b)	77,592	1,802,462
Brown & Brown Inc	48,450	3,479,679
Chubb Ltd	24,776	8,445,148
Hartford Insurance Group Inc/The	17,801	2,506,915
Reinsurance Group of America Inc	16,635	3,588,669
Unum Group	19,840	1,423,123
		29,001,802
TOTAL FINANCIALS		173,462,306
Health Care - 5.5%
Biotechnology - 1.2%
AbbVie Inc	44,010	10,213,841
Alnylam Pharmaceuticals Inc (b)	303	100,874
BeOne Medicines Ltd ADR (b)	1,950	618,131
Caris Life Sciences Inc (b)	26,054	524,728
Cogent Biosciences Inc (b)	29,113	1,131,040
Gilead Sciences Inc	70,640	10,521,828
Insmed Inc (b)	2,255	336,739
Kymera Therapeutics Inc (b)	5,900	538,965
Moderna Inc (b)	32,188	1,724,311
Nuvalent Inc Class A (b)	11,263	1,148,263
Praxis Precision Medicines Inc (b)	1,155	388,946
Roivant Sciences Ltd (b)	9,565	276,811
Travere Therapeutics Inc (b)	9,853	293,521
		27,817,998
Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp (b)	70,699	5,433,218
Edwards Lifesciences Corp (b)	46,615	4,030,799
Insulet Corp (b)	1,601	394,823
Intuitive Surgical Inc (b)	5,753	2,896,693
Medline Inc Class A	30,347	1,441,786
Shoulder Innovations Inc	18,076	245,110
Stryker Corp	8,154	3,159,349
		17,601,778
Health Care Providers & Services - 0.8%
Cencora Inc	16,967	6,314,099
Cigna Group/The	2,759	799,613
CVS Health Corp	62,903	5,025,950
HCA Healthcare Inc	2,996	1,586,981
Henry Schein Inc (b)	19,522	1,608,418
Tenet Healthcare Corp (b)	3,228	772,751
UnitedHealth Group Inc	8,896	2,608,930
		18,716,742
Life Sciences Tools & Services - 0.5%
Danaher Corp	34,347	7,234,852
Repligen Corp (b)	2,538	326,717
Thermo Fisher Scientific Inc	7,647	3,984,928
		11,546,497
Pharmaceuticals - 2.2%
Amylyx Pharmaceuticals Inc (b)	31,064	471,241
Elanco Animal Health Inc (b)	166,836	4,404,470
Eli Lilly & Co	23,994	25,241,448
Jazz Pharmaceuticals PLC (b)	2,806	533,196
Johnson & Johnson	41,672	10,352,575
Merck & Co Inc	44,441	5,502,685
Roche Holding AG non-voting shares	2,822	1,342,994
		47,848,609
TOTAL HEALTH CARE		123,531,624
Industrials - 6.1%
Aerospace & Defense - 2.1%
Beta Technologies Inc (f)	4,665	87,702
Boeing Co (b)	30,770	7,001,098
GE Aerospace	41,833	14,317,764
Howmet Aerospace Inc	28,264	7,420,148
Lockheed Martin Corp	8,340	5,488,387
Northrop Grumman Corp	5,202	3,768,225
RTX Corp	12,384	2,509,246
Space Exploration Technologies Corp (b)(d)(e)	2,063	1,086,355
Space Exploration Technologies Corp Class C (b)(d)(e)	637	335,438
TransDigm Group Inc	2,818	3,671,262
		45,685,625
Air Freight & Logistics - 0.1%
CH Robinson Worldwide Inc	2,392	443,118
FedEx Corp	4,660	1,803,420
		2,246,538
Building Products - 0.4%
Trane Technologies PLC	21,889	10,119,722
Commercial Services & Supplies - 0.2%
Cintas Corp	12,677	2,549,725
Republic Services Inc	10,994	2,517,626
		5,067,351
Construction & Engineering - 0.2%
MasTec Inc (b)	952	283,715
Quanta Services Inc	6,614	3,724,211
		4,007,926
Electrical Equipment - 0.9%
AMETEK Inc	25,168	6,020,689
Eaton Corp PLC	11,366	4,272,707
GE Vernova Inc	10,360	9,050,496
Nextpower Inc Class A (b)	3,785	397,803
		19,741,695
Ground Transportation - 0.4%
CSX Corp	54,728	2,336,338
Old Dominion Freight Line Inc	13,575	2,756,404
Uber Technologies Inc (b)	44,307	3,341,634
Union Pacific Corp	5,900	1,563,382
		9,997,758
Machinery - 1.6%
Caterpillar Inc	11,927	8,859,733
Cummins Inc	10,007	5,842,787
Dover Corp	11,729	2,644,890
Ingersoll Rand Inc	26,141	2,460,914
PACCAR Inc	20,680	2,607,541
Parker-Hannifin Corp	10,498	10,594,372
Westinghouse Air Brake Technologies Corp	11,733	3,096,925
		36,107,162
Professional Services - 0.1%
TransUnion	26,197	2,057,774
Trading Companies & Distributors - 0.1%
Fastenal Co	33,357	1,535,756
United Rentals Inc	1,509	1,267,560
		2,803,316
TOTAL INDUSTRIALS		137,834,867
Information Technology - 18.6%
Communications Equipment - 1.1%
Arista Networks Inc (b)	80,731	10,777,589
Cisco Systems Inc	73,084	5,807,255
Lumentum Holdings Inc (b)	8,906	6,242,304
Motorola Solutions Inc	2,763	1,332,484
		24,159,632
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp Class A	28,668	4,187,248
Coherent Corp (b)	23,810	6,165,124
Corning Inc	27,956	4,204,023
		14,556,395
Semiconductors & Semiconductor Equipment - 8.3%
Advanced Micro Devices Inc (b)	1,271	254,466
Applied Materials Inc	2,800	1,042,439
Broadcom Inc	101,832	32,540,416
First Solar Inc (b)	6,434	1,268,785
KLA Corp	2,700	4,116,285
Lam Research Corp	29,113	6,809,240
MACOM Technology Solutions Holdings Inc (b)	15,646	3,882,086
Marvell Technology Inc	57,453	4,693,336
Micron Technology Inc	39,018	16,089,853
NVIDIA Corp	647,969	114,813,627
SiTime Corp (b)	4,600	1,830,248
		187,340,781
Software - 3.9%
Cadence Design Systems Inc (b)	12,170	3,668,038
Canva Inc Class A (b)(d)(e)	200	269,358
Datadog Inc Class A (b)	33,762	3,779,994
Microsoft Corp	190,314	74,743,920
Oracle Corp	1,428	207,631
Palantir Technologies Inc Class A (b)	14,566	1,998,310
Synopsys Inc (b)	8,932	3,697,848
		88,365,099
Technology Hardware, Storage & Peripherals - 4.7%
Apple Inc	371,292	98,087,921
Sandisk Corp/DE (b)	305	193,784
Seagate Technology Holdings PLC	18,651	7,606,624
		105,888,329
TOTAL INFORMATION TECHNOLOGY		420,310,236
Materials - 1.2%
Chemicals - 0.7%
Air Products and Chemicals Inc	4,852	1,337,551
Balchem Corp	2,758	500,384
Chemours Co/The	10,582	193,016
Corteva Inc	19,535	1,565,144
Dow Inc	22,217	682,728
Ecolab Inc	8,687	2,678,636
Linde PLC	11,200	5,690,497
LyondellBasell Industries NV Class A1	17,275	993,658
Mosaic Co/The	31,375	873,480
Sherwin-Williams Co/The	3,080	1,116,777
Solstice Advanced Materials Inc	11,285	885,985
Westlake Corp	1,140	120,133
		16,637,989
Construction Materials - 0.1%
CRH PLC	8,590	1,030,628
James Hardie Industries PLC (b)	18,700	455,345
Martin Marietta Materials Inc	2,523	1,706,986
		3,192,959
Containers & Packaging - 0.1%
Packaging Corp of America	1,280	297,139
Smurfit Westrock PLC	23,560	1,107,556
		1,404,695
Metals & Mining - 0.3%
Freeport-McMoRan Inc	30,172	2,054,110
Newmont Corp	21,385	2,780,050
Nucor Corp	8,693	1,537,618
		6,371,778
TOTAL MATERIALS		27,607,421
Real Estate - 1.3%
Health Care REITs - 0.2%
Ventas Inc	53,526	4,611,800
Welltower Inc	856	177,295
		4,789,095
Industrial REITs - 0.2%
Prologis Inc	20,056	2,859,384
Terreno Realty Corp	8,374	553,186
		3,412,570
Real Estate Management & Development - 0.1%
Compass Inc Class A (b)	58,624	571,584
CoStar Group Inc (b)	13,175	588,000
Jones Lang LaSalle Inc (b)	4,435	1,399,465
		2,559,049
Residential REITs - 0.1%
Camden Property Trust	22,899	2,480,878
Invitation Homes Inc	20,411	537,625
		3,018,503
Retail REITs - 0.2%
Federal Realty Investment Trust	10,837	1,178,740
Macerich Co/The	41,699	853,579
NNN REIT Inc	11,540	522,993
Tanger Inc	24,930	923,906
		3,479,218
Specialized REITs - 0.5%
American Tower Corp	19,975	3,832,404
Equinix Inc	3,859	3,759,669
Extra Space Storage Inc	13,223	1,997,070
Four Corners Property Trust Inc	16,301	416,001
Iron Mountain Inc	12,695	1,375,249
		11,380,393
TOTAL REAL ESTATE		28,638,828
Utilities - 1.5%
Electric Utilities - 1.1%
Alliant Energy Corp	9,241	668,494
American Electric Power Co Inc	9,879	1,322,008
Constellation Energy Corp	9,800	3,232,825
Duke Energy Corp	17,500	2,289,875
Entergy Corp	17,283	1,851,182
Evergy Inc	13,520	1,131,083
Exelon Corp	36,384	1,799,916
NextEra Energy Inc	57,594	5,400,590
NRG Energy Inc	15,020	2,687,979
PG&E Corp	76,784	1,458,896
PPL Corp	31,130	1,213,447
Southern Co/The	8,951	871,648
Xcel Energy Inc	20,618	1,718,716
		25,646,659
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	9,990	172,627
Vistra Corp	11,635	2,023,210
		2,195,837
Multi-Utilities - 0.3%
Ameren Corp	12,288	1,391,985
CenterPoint Energy Inc	31,532	1,371,642
NiSource Inc	23,488	1,110,982
Sempra	23,180	2,231,539
		6,106,148
TOTAL UTILITIES		33,948,644
TOTAL UNITED STATES		1,358,941,044
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	14,443	432,427
TOTAL COMMON STOCKS (Cost $840,881,481)		1,439,562,610

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
CHINA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Bytedance Ltd Series E1 (b)(d)(e)	1,863	457,273
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(d)(e)	957	188,921
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(d)(e)	6,632	9,948
UNITED STATES - 0.3%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series C2 (b)(d)(e)	1,516	249,109
Waymo LLC Series D-2 (d)(e)	1,700	279,337
TOTAL CONSUMER DISCRETIONARY		528,446
Industrials - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems Co Series A8 (b)(d)(e)	2,024	526
ABL Space Systems Co Series A9 (b)(d)(e)	1,315	342
TOTAL INDUSTRIALS		868
Information Technology - 0.3%
Communications Equipment - 0.0%
Astranis Space Technologies Corp Series C (b)(d)(e)	6,103	138,050
Electronic Equipment, Instruments & Components - 0.0%
Cerebras Systems Inc Series H (d)(e)	300	26,706
IT Services - 0.0%
Gupshup Inc (b)(d)(e)	3,298	16,193
Software - 0.3%
Algolia Inc Series D (b)(d)(e)	3,612	49,448
Anthropic PBC Series F (d)(e)	2,200	570,108
Anthropic PBC Series G (d)(e)	6,200	1,606,669
Databricks Inc Series G (b)(d)(e)	444	79,787
Databricks Inc Series H (b)(d)(e)	2,574	462,548
Databricks Inc Series L (d)(e)	399	71,700
OpenAI Group Pbc Series A-2 (d)(e)	602	417,728
OpenAI Group Pbc Series A-3 (d)(e)	77	53,430
Skyryse Inc Series B (b)(d)(e)	7,300	190,968
World Labs Technologies Inc Series C (d)(e)	1,100	346,236
World Labs Technologies Inc Series C PRIME (d)(e)	1,363	461,008
		4,309,630
TOTAL INFORMATION TECHNOLOGY		4,490,579
TOTAL UNITED STATES		5,019,893
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,677,953)		5,676,035

Fixed-Income Funds - 34.4%
	Shares	Value ($)
Fidelity Investment Grade Bond Central Fund (i) (Cost $785,099,457)	7,718,877	778,525,893

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
Checkr Inc Series E (b)(d) (Cost $217,133)	12,063	71,171

U.S. Treasury Obligations - 0.0%
	Yield (%) (j)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 3/19/2026 (k)	3.56 to 3.57	570,000	569,023
US Treasury Bills 0% 5/28/2026 (k)	3.63	1,230,000	1,219,349
US Treasury Bills 0% 5/7/2026 (k)	3.62	150,000	149,010
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,937,189)			1,937,382

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	3.70	37,907,771	37,915,353
Fidelity Securities Lending Cash Central Fund (l)(m)	3.69	6,066,993	6,067,600
TOTAL MONEY MARKET FUNDS (Cost $43,982,953)			43,982,953

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $1,676,796,166)	2,269,756,044
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(5,134,163)
NET ASSETS - 100.0%	2,264,621,881

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	78	3/2026	26,867,100	12,372

The notional amount of long futures as a percentage of Net Assets is 1.2%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,997,184 or 0.4% of net assets.

(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $87,702 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,479,339 or 0.1% of net assets.

(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,479,339 or 0.1% of net assets.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,937,382.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Co Series A8	3/24/2021	80,344

ABL Space Systems Co Series A9	10/22/2021	79,963

Algolia Inc Series D	7/23/2021	105,633

Anthropic PBC Series F	8/18/2025	310,129

Anthropic PBC Series G	1/27/2026	1,606,646

Astranis Space Technologies Corp Series C	3/19/2021	133,783

Bolt Technology OU Series E	1/3/2022	248,625

Bytedance Ltd Series E1	11/18/2020	204,137

Canva Inc Class A	8/19/2025 - 11/12/2025	329,228

Cazoo Group Ltd	3/28/2021	46,072

Cerebras Systems Inc Series H	1/30/2026	26,705

Databricks Inc Series G	2/1/2021	26,250

Databricks Inc Series H	8/31/2021	189,149

Databricks Inc Series L	12/18/2025	75,810

Epic Games Inc	3/29/2021	161,070

Gupshup Inc	6/8/2021	75,409

OpenAI Group Pbc Series A-2	9/30/2024	113,208

OpenAI Group Pbc Series A-3	8/4/2025	23,700

Skyryse Inc Series B	10/21/2021	180,164

Space Exploration Technologies Corp	2/16/2021 - 12/12/2025	104,385

Space Exploration Technologies Corp Class C	12/9/2024 - 12/12/2025	132,713

Starling Bank Ltd	6/18/2021	326,861

Waymo LLC Series C2	10/18/2024	118,553

Waymo LLC Series D-2	2/2/2026	279,337

World Labs Technologies Inc Series C	2/17/2026	286,262

World Labs Technologies Inc Series C PRIME	2/17/2026	461,117

Xsight Labs Ltd Series D	2/16/2021	53,029

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Beta Technologies Inc	5/4/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	22,763,380	217,727,184	202,574,721	595,843	(490)	-	37,915,353	37,907,771	0.1%
Fidelity High Income Central Fund	2	-	2	-	-	-	-	-	0.0%
Fidelity Investment Grade Bond Central Fund	734,554,332	49,923,269	19,527,975	16,121,059	(1,971,738)	15,548,005	778,525,893	7,718,877	1.8%
Fidelity Securities Lending Cash Central Fund	4,467,435	31,454,469	29,854,375	6,710	71	-	6,067,600	6,066,993	0.0%
Total	761,785,149	299,104,922	251,957,073	16,723,612	(1,972,157)	15,548,005	822,508,846

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	160,825,295	160,732,400	-	92,895
Consumer Discretionary	140,707,646	140,707,646	-	-
Consumer Staples	77,034,858	76,310,660	724,198	-
Energy	49,258,996	49,258,996	-	-
Financials	179,609,740	179,072,637	-	537,103
Health Care	135,052,798	133,709,804	1,342,994	-
Industrials	137,834,867	136,413,074	-	1,421,793
Information Technology	467,250,671	455,786,228	11,195,085	269,358
Materials	29,400,267	29,400,267	-	-
Real Estate	28,638,828	28,638,828	-	-
Utilities	33,948,644	33,948,644	-	-

Convertible Preferred Stocks
Communication Services	457,273	-	-	457,273
Consumer Discretionary	528,446	-	-	528,446
Industrials	868	-	-	868
Information Technology	4,689,448	-	-	4,689,448

Fixed-Income Funds	778,525,893	778,525,893	-	-

Non-Convertible Preferred Stocks
Industrials	71,171	-	-	71,171

U.S. Treasury Obligations	1,937,382	-	1,937,382	-

Money Market Funds	43,982,953	43,982,953	-	-
Total Investments in Securities:	2,269,756,044	2,246,488,030	15,199,659	8,068,355
Derivative Instruments:

Assets
Futures Contracts	12,372	12,372	-	-
Total Assets	12,372	12,372	-	-
Total Derivative Instruments:	12,372	12,372	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	12,372	-
Total Equity Risk	12,372	-
Total Value of Derivatives	12,372	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,820,787) - See accompanying schedule:
Unaffiliated issuers (cost $847,713,756)	$1,447,247,198
Fidelity Central Funds (cost $829,082,410)	822,508,846

Total Investment in Securities (cost $1,676,796,166)		$2,269,756,044
Cash		38,880
Foreign currency held at value (cost $2,556)		2,729
Receivable for investments sold		1,654,002
Receivable for fund shares sold		2,289,256
Dividends receivable		1,179,064
Distributions receivable from Fidelity Central Funds		116,474
Other receivables		11,778
Total assets		2,275,048,227
Liabilities
Payable for investments purchased	$1,849,355
Payable for fund shares redeemed	1,785,232
Accrued management fee	603,259
Payable for daily variation margin on futures contracts	120,900
Collateral on securities loaned	6,067,600
Total liabilities		10,426,346
Net Assets		$2,264,621,881
Net Assets consist of:
Paid in capital		$1,613,877,441
Total accumulated earnings (loss)		650,744,440
Net Assets		$2,264,621,881
Net Asset Value, offering price and redemption price per share ($2,264,621,881 ÷ 127,761,607 shares)		$17.73
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Dividends		$6,921,186
Interest		32,818
Income from Fidelity Central Funds (including $6,710 from security lending)		16,723,612
Security lending		55
Total income		23,677,671
Expenses
Management fee	$3,516,848
Independent trustees' fees and expenses	4,320
Total expenses before reductions	3,521,168
Expense reductions	(351)
Total expenses after reductions		3,520,817
Net Investment income (loss)		20,156,854
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $64,600)	88,082,954
Fidelity Central Funds	(1,972,157)
Foreign currency transactions	(29,943)
Futures contracts	533,918
Total net realized gain (loss)		86,614,772
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $54,841)	58,299,104
Fidelity Central Funds	15,548,005
Assets and liabilities in foreign currencies	(1,701)
Futures contracts	(286,467)
Total change in net unrealized appreciation (depreciation)		73,558,941
Net gain (loss)		160,173,713
Net increase (decrease) in net assets resulting from operations		$180,330,567
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,156,854	$42,133,347
Net realized gain (loss)	86,614,772	76,244,919
Change in net unrealized appreciation (depreciation)	73,558,941	107,735,560
Net increase (decrease) in net assets resulting from operations	180,330,567	226,113,826
Distributions to shareholders	(113,404,060)	(58,867,524)

Share transactions
Proceeds from sales of shares	271,233,746	708,735,059
Reinvestment of distributions	113,282,785	52,168,683
Cost of shares redeemed	(285,897,456)	(764,954,397)

Net increase (decrease) in net assets resulting from share transactions	98,619,075	(4,050,655)
Total increase (decrease) in net assets	165,545,582	163,195,647

Net Assets
Beginning of period	2,099,076,299	1,935,880,652
End of period	$2,264,621,881	$2,099,076,299

Other Information
Shares
Sold	15,456,753	43,913,598
Issued in reinvestment of distributions	6,644,475	3,277,241
Redeemed	(16,326,571)	(46,982,607)
Net increase (decrease)	5,774,657	208,232

Financial Highlights
Fidelity® Balanced K6 Fund

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.21	$15.90	$13.50	$12.53	$14.97	$12.24
Income from Investment Operations
Net investment income (loss) A,B	.16	.32	.30	.24	.17	.16
Net realized and unrealized gain (loss)	1.28	1.45	2.38	1.20	(1.98)	2.87
Total from investment operations	1.44	1.77	2.68	1.44	(1.81)	3.03
Distributions from net investment income	(.18)	(.32)	(.28)	(.22)	(.16)	(.14)
Distributions from net realized gain	(.75)	(.14)	-	(.24)	(.47)	(.16)
Total distributions	(.92) C	(.46)	(.28)	(.47) C	(.63)	(.30)
Net asset value, end of period	$17.73	$17.21	$15.90	$13.50	$12.53	$14.97
Total Return D,E	8.67%	11.38%	20.11%	12.09%	(12.52)%	25.14%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.32% H	.32%	.32%	.32%	.32%	.32%
Expenses net of fee waivers, if any	.32 % H	.32%	.32%	.32%	.32%	.32%
Expenses net of all reductions, if any	.32% H	.32%	.32%	.32%	.32%	.32%
Net investment income (loss)	1.84% H	2.01%	2.04%	1.91%	1.23%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$2,264,622	$2,099,076	$1,935,881	$1,601,596	$1,137,911	$957,453
Portfolio turnover rate I,J	36 % H	53%	25%	33%	38%	42%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2026

1. Organization.
Fidelity Balanced K6 Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Investment Grade Bond Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Options Restricted Securities Swaps	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term capital gains dividends, futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$635,605,811
Gross unrealized depreciation	(47,805,531)
Net unrealized appreciation (depreciation)	$587,800,280
Tax cost	$1,681,968,136

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Balanced K6 Fund	386,252,123	424,187,155

Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Balanced K6 Fund	1,571,267	27,701,436

Prior Year Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Balanced K6 Fund	2,685,588	43,807,188
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .32% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Balanced K6 Fund	5,946

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Balanced K6 Fund	25,235,348	32,470,249	4,869,001
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Balanced K6 Fund	748	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $351.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9893902.106
BAL-K6-SANN-0426
Fidelity® Balanced Fund

Semi-Annual Report
February 28, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Balanced Fund
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 63.1%
	Shares	Value ($)
BELGIUM - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
UCB SA	651,721	194,289,552
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp (United States)	139,908	22,895,944
CANADA - 0.5%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc (c)	455,610	32,686,481
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc	550,029	33,379,569
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Athabasca Oil Corp (b)	11,123,570	71,925,433
Imperial Oil Ltd	1,217,528	142,411,637
TOTAL ENERGY		214,337,070
Materials - 0.0%
Metals & Mining - 0.0%
Altius Minerals Corp	411,618	14,541,895
TOTAL CANADA		294,945,015
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (b)	236,191	8,970,534
FRANCE - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Amundi SA (g)(h)	421,900	40,404,806
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)(c)	305,600	12,728,240
Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (b)	72,001	7,936,670
TOTAL GERMANY		20,664,910
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	1,077,401	36,480,798
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Disco Corp	58,072	27,921,343
KOREA (SOUTH) - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.3%
SK Hynix Inc	239,190	176,226,730
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd	373,910	56,213,207
TOTAL KOREA (SOUTH)		232,439,937
NETHERLANDS - 0.3%
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (b)	107,511	82,452,336
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
ASM International NV	28,485	24,038,455
NXP Semiconductors NV	359,100	81,519,291
TOTAL INFORMATION TECHNOLOGY		105,557,746
TOTAL NETHERLANDS		188,010,082
PUERTO RICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Popular Inc	229,600	31,078,656
SWITZERLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (b)	178,019	8,274,323
TAIWAN - 1.4%
Information Technology - 1.4%
Electronic Equipment, Instruments & Components - 0.5%
Chroma ATE Inc	2,905,000	127,810,368
Delta Electronics Inc	3,865,000	176,208,315
		304,018,683
Semiconductors & Semiconductor Equipment - 0.9%
Jentech Precision Industrial Co Ltd	439,000	43,667,666
Taiwan Semiconductor Manufacturing Co Ltd	4,237,000	263,074,666
Taiwan Semiconductor Manufacturing Co Ltd ADR	714,497	267,636,286
		574,378,618
TOTAL TAIWAN		878,397,301
UNITED KINGDOM - 0.3%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Cazoo Group Ltd (b)(e)	219	0
Consumer Staples - 0.1%
Beverages - 0.0%
Diageo PLC	898,302	20,145,799
Tobacco - 0.1%
British American Tobacco PLC ADR	1,083,604	67,887,791
TOTAL CONSUMER STAPLES		88,033,590
Financials - 0.2%
Banks - 0.0%
Starling Bank Ltd (d)(e)	5,751,413	16,896,944
Insurance - 0.2%
Hiscox Ltd	3,938,037	82,153,839
TOTAL FINANCIALS		99,050,783
TOTAL UNITED KINGDOM		187,084,373
UNITED STATES - 59.7%
Communication Services - 7.2%
Diversified Telecommunication Services - 0.4%
AST SpaceMobile Inc Class A (b)(c)	426,000	33,734,940
AT&T Inc	6,469,805	181,219,238
Verizon Communications Inc	876,700	43,957,738
		258,911,916
Entertainment - 0.1%
ROBLOX Corp Class A (b)	308,800	21,202,208
Take-Two Interactive Software Inc (b)	241,372	51,045,351
		72,247,559
Interactive Media & Services - 6.4%
Alphabet Inc Class A	9,329,458	2,908,551,826
Epic Games Inc (b)(d)(e)	13,987	7,139,104
Meta Platforms Inc Class A	1,574,242	1,020,392,180
		3,936,083,110
Media - 0.3%
EchoStar Corp Class A (b)(c)	1,187,400	137,180,322
Fox Corp Class B	474,100	24,525,193
Magnite Inc (b)	1,360,189	18,525,774
Paramount Skydance Corp Class B	309,700	4,184,047
		184,415,336
TOTAL COMMUNICATION SERVICES		4,451,657,921
Consumer Discretionary - 6.1%
Automobiles - 1.1%
General Motors Co	164,225	12,926,149
Tesla Inc (b)	1,696,821	682,987,421
		695,913,570
Broadline Retail - 2.5%
Amazon.com Inc (b)	7,472,469	1,569,218,490
Etsy Inc (b)	275,854	15,138,868
		1,584,357,358
Distributors - 0.0%
LKQ Corp	750,561	24,851,075
Diversified Consumer Services - 0.1%
Service Corp International/US	646,193	54,396,527
Hotels, Restaurants & Leisure - 1.0%
Airbnb Inc Class A (b)	495,523	66,950,113
Booking Holdings Inc	11,964	50,719,583
Chipotle Mexican Grill Inc (b)	1,283,808	47,783,334
Churchill Downs Inc	351,430	32,306,960
Domino's Pizza Inc	121,199	48,783,809
DoorDash Inc Class A (b)	99,700	17,594,059
DraftKings Inc Class A (b)	1,146,424	27,330,748
Dutch Bros Inc Class A (b)	284,537	15,254,029
Expedia Group Inc Class A	65,100	14,041,419
Marriott International Inc/MD Class A1	305,917	104,541,016
Starbucks Corp	645,866	63,307,785
Wyndham Hotels & Resorts Inc	373,184	30,526,451
Yum! Brands Inc	426,492	71,718,895
		590,858,201
Household Durables - 0.1%
PulteGroup Inc	464,431	63,719,933
Somnigroup International Inc	290,527	26,005,072
		89,725,005
Specialty Retail - 1.1%
Bob's Discount Furniture Inc	640,300	13,599,972
Dick's Sporting Goods Inc	129,719	26,414,680
Floor & Decor Holdings Inc Class A (b)	410,160	28,337,954
Home Depot Inc/The	378,578	144,132,216
Lithia Motors Inc Class A	82,768	23,140,277
Lowe's Cos Inc	1,034,632	273,732,589
Ross Stores Inc	763,205	156,945,476
Valvoline Inc (b)(c)	354,600	13,403,880
		679,707,044
Textiles, Apparel & Luxury Goods - 0.2%
NIKE Inc Class B	1,252,912	77,906,068
PVH Corp	374,506	25,691,112
		103,597,180
TOTAL CONSUMER DISCRETIONARY		3,823,405,960
Consumer Staples - 3.2%
Beverages - 1.0%
Coca-Cola Co/The	4,125,411	336,468,522
Constellation Brands Inc Class A	172,818	27,281,049
Keurig Dr Pepper Inc	3,137,593	95,006,316
Monster Beverage Corp (b)	453,937	38,720,826
PepsiCo Inc	626,393	106,323,948
		603,800,661
Consumer Staples Distribution & Retail - 1.2%
BJ's Wholesale Club Holdings Inc (b)	289,779	28,627,267
Costco Wholesale Corp	282,061	285,104,438
Kroger Co/The	557,088	38,015,685
Target Corp	395,570	45,011,910
Walmart Inc	2,653,238	339,481,803
		736,241,103
Food Products - 0.2%
Bunge Global SA	139,047	16,776,021
General Mills Inc	46,400	2,098,671
Lamb Weston Holdings Inc	120,729	5,817,931
McCormick & Co Inc/MD	127,200	9,036,288
Mondelez International Inc	1,197,676	73,752,888
		107,481,799
Household Products - 0.6%
Colgate-Palmolive Co	323,700	32,091,618
Procter & Gamble Co/The	1,856,903	310,474,182
		342,565,800
Personal Care Products - 0.0%
Estee Lauder Cos Inc/The Class A	175,508	19,212,860
Kenvue Inc	3,490,942	66,746,811
		85,959,671
Tobacco - 0.2%
Philip Morris International Inc	771,620	144,161,765
TOTAL CONSUMER STAPLES		2,020,210,799
Energy - 1.9%
Energy Equipment & Services - 0.1%
SLB Ltd	911,377	46,790,095
Oil, Gas & Consumable Fuels - 1.8%
Chevron Corp	688,766	128,633,938
ConocoPhillips	1,365,684	154,950,507
Excelerate Energy Inc Class A	317,300	12,771,324
Exxon Mobil Corp	3,768,905	574,758,013
Murphy Oil Corp	946,212	31,366,928
Phillips 66	383,400	59,170,122
Shell PLC ADR	937,476	78,288,621
Valero Energy Corp	402,201	82,306,413
		1,122,245,866
TOTAL ENERGY		1,169,035,961
Financials - 7.7%
Banks - 2.5%
Bank of America Corp	8,663,785	431,716,407
BOK Financial Corp	226,900	28,525,868
Citigroup Inc	1,486,408	163,787,298
JPMorgan Chase & Co	532,818	160,005,245
KeyCorp	2,195,023	45,524,777
M&T Bank Corp	310,865	67,451,488
Truist Financial Corp	1,823,700	89,926,647
UMB Financial Corp	283,921	32,900,765
US Bancorp	1,813,981	99,152,201
Wells Fargo & Co	4,254,358	346,517,459
Wintrust Financial Corp	240,500	34,646,430
		1,500,154,585
Capital Markets - 1.9%
Blackrock Inc	143,351	152,415,084
Blue Owl Capital Inc Class A	3,222,400	33,996,320
Carlyle Group Inc/The	608,100	31,615,119
Charles Schwab Corp/The	2,140,241	203,750,943
Evercore Inc Class A	114,400	35,331,296
Intercontinental Exchange Inc	692,304	113,627,856
KKR & Co Inc Class A	1,330,122	116,625,097
MarketAxess Holdings Inc	304,183	58,403,136
Moody's Corp	189,600	90,551,064
Nasdaq Inc	840,900	73,646,022
Northern Trust Corp	302,108	43,228,634
Raymond James Financial Inc	450,000	68,886,000
State Street Corp	624,285	80,295,537
StepStone Group Inc rights 12/31/2038 (b)(d)	22,875	1,595,988
Virtu Financial Inc Class A	1,247,771	51,670,197
		1,155,638,293
Consumer Finance - 0.2%
Capital One Financial Corp	633,800	123,996,632
SLM Corp	1,197,895	22,448,552
		146,445,184
Financial Services - 1.8%
Apollo Global Management Inc	796,525	83,316,515
Berkshire Hathaway Inc Class A (b)	104	78,728,000
Berkshire Hathaway Inc Class B (b)	264,850	133,736,008
Corpay Inc (b)	233,400	75,878,340
Mastercard Inc Class A	1,415,798	732,264,884
Voya Financial Inc	639,166	42,747,421
		1,146,671,168
Insurance - 1.3%
American Financial Group Inc/OH	483,975	64,358,996
Arthur J Gallagher & Co	516,557	117,878,307
Assurant Inc	129,800	29,800,782
Baldwin Insurance Group Inc/The Class A (b)	2,143,041	49,782,842
Brown & Brown Inc	1,325,900	95,226,138
Chubb Ltd	678,028	231,112,624
Hartford Insurance Group Inc/The	486,854	68,563,649
Reinsurance Group of America Inc	455,746	98,318,085
Unum Group	539,907	38,727,529
		793,768,952
TOTAL FINANCIALS		4,742,678,182
Health Care - 5.5%
Biotechnology - 1.2%
AbbVie Inc	1,226,966	284,754,269
Alnylam Pharmaceuticals Inc (b)	8,441	2,810,178
BeOne Medicines Ltd ADR (b)	54,463	17,264,226
Caris Life Sciences Inc (b)	726,400	14,629,696
Cogent Biosciences Inc (b)	806,693	31,340,023
Gilead Sciences Inc	1,969,157	293,305,936
Insmed Inc (b)	62,822	9,381,209
Kymera Therapeutics Inc (b)	149,044	13,615,169
Moderna Inc (b)	897,200	48,063,004
Nuvalent Inc Class A (b)	307,466	31,346,159
Praxis Precision Medicines Inc (b)	32,200	10,843,350
Roivant Sciences Ltd (b)	266,600	7,715,404
Travere Therapeutics Inc (b)	279,074	8,313,614
		773,382,237
Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp (b)	1,970,931	151,466,047
Edwards Lifesciences Corp (b)	1,299,594	112,375,893
Insulet Corp (b)	44,596	10,997,820
Intuitive Surgical Inc (b)	160,441	80,783,648
Medline Inc Class A	846,000	40,193,460
Shoulder Innovations Inc	505,572	6,855,556
Stryker Corp	227,393	88,105,692
		490,778,116
Health Care Providers & Services - 0.8%
Cencora Inc	473,021	176,030,035
Cigna Group/The	76,900	22,287,158
CVS Health Corp	1,753,587	140,111,601
HCA Healthcare Inc	83,478	44,218,297
Henry Schein Inc (b)	544,300	44,844,877
Tenet Healthcare Corp (b)	90,005	21,546,296
UnitedHealth Group Inc	247,991	72,728,321
		521,766,585
Life Sciences Tools & Services - 0.5%
Danaher Corp	957,557	201,699,806
Repligen Corp (b)	70,887	9,125,284
Thermo Fisher Scientific Inc	213,249	111,126,186
		321,951,276
Pharmaceuticals - 2.2%
Amylyx Pharmaceuticals Inc (b)	879,837	13,347,127
Elanco Animal Health Inc (b)	4,650,922	122,784,341
Eli Lilly & Co	668,180	702,918,679
Jazz Pharmaceuticals PLC (b)	78,200	14,859,564
Johnson & Johnson	1,161,767	288,617,776
Merck & Co Inc	1,238,900	153,400,598
Roche Holding AG non-voting shares	78,680	37,443,927
		1,333,372,012
TOTAL HEALTH CARE		3,441,250,226
Industrials - 6.1%
Aerospace & Defense - 2.1%
Beta Technologies Inc (f)	356,681	6,705,603
Boeing Co (b)	842,723	191,744,764
GE Aerospace	1,145,618	392,099,217
Howmet Aerospace Inc	774,033	203,206,883
Lockheed Martin Corp	228,322	150,254,142
Northrop Grumman Corp	142,536	103,250,228
RTX Corp	339,180	68,724,652
Space Exploration Technologies Corp (b)(d)(e)	134,484	70,817,930
Space Exploration Technologies Corp Class C (b)(d)(e)	17,016	8,960,455
TransDigm Group Inc	77,265	100,660,069
		1,296,423,943
Air Freight & Logistics - 0.1%
CH Robinson Worldwide Inc	66,500	12,319,125
FedEx Corp	127,600	49,381,200
		61,700,325
Building Products - 0.4%
Trane Technologies PLC	599,600	277,207,072
Commercial Services & Supplies - 0.2%
Cintas Corp	347,067	69,805,586
Republic Services Inc	301,111	68,954,419
		138,760,005
Construction & Engineering - 0.2%
MasTec Inc (b)	26,188	7,804,548
Quanta Services Inc	181,079	101,961,963
		109,766,511
Electrical Equipment - 0.9%
AMETEK Inc	689,427	164,924,727
Eaton Corp PLC	311,200	116,986,304
GE Vernova Inc	283,642	247,789,651
Nextpower Inc Class A (b)	104,255	10,957,201
		540,657,883
Ground Transportation - 0.4%
CSX Corp	1,499,005	63,992,523
Old Dominion Freight Line Inc	371,837	75,501,503
Uber Technologies Inc (b)	1,213,566	91,527,148
Union Pacific Corp	161,416	42,772,012
		273,793,186
Machinery - 1.6%
Caterpillar Inc	326,550	242,571,137
Cummins Inc	273,974	159,965,199
Dover Corp	321,120	72,412,560
Ingersoll Rand Inc	716,126	67,416,101
PACCAR Inc	566,200	71,392,158
Parker-Hannifin Corp	287,589	290,229,067
Westinghouse Air Brake Technologies Corp	321,390	84,830,891
		988,817,113
Professional Services - 0.1%
TransUnion	717,300	56,343,914
Trading Companies & Distributors - 0.1%
Fastenal Co	913,046	42,036,638
United Rentals Inc	41,261	34,659,240
		76,695,878
TOTAL INDUSTRIALS		3,820,165,830
Information Technology - 18.0%
Communications Equipment - 1.1%
Arista Networks Inc (b)	2,277,399	304,032,767
Cisco Systems Inc	2,361,931	187,679,037
Lumentum Holdings Inc (b)	246,494	172,770,110
Motorola Solutions Inc	78,137	37,682,349
		702,164,263
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp Class A	807,049	117,877,577
Coherent Corp (b)	658,090	170,399,244
Corning Inc	761,044	114,445,796
		402,722,617
Semiconductors & Semiconductor Equipment - 8.3%
Advanced Micro Devices Inc (b)	28,329	5,671,749
Applied Materials Inc	76,800	28,592,640
Broadcom Inc	2,586,362	826,471,977
First Solar Inc (b)	192,666	37,993,735
KLA Corp	80,300	122,421,365
Lam Research Corp	806,487	188,629,244
MACOM Technology Solutions Holdings Inc (b)	445,800	110,611,896
Marvell Technology Inc	1,618,017	132,175,809
Micron Technology Inc	991,858	409,012,483
NVIDIA Corp	17,874,130	3,167,117,096
SiTime Corp (b)	115,169	45,823,442
		5,074,521,436
Software - 3.6%
Cadence Design Systems Inc (b)	347,082	104,610,515
Canva Inc Class A (b)(d)(e)	5,600	7,542,024
Datadog Inc Class A (b)	930,938	104,227,818
Microsoft Corp	4,733,341	1,858,972,344
Oracle Corp	24,367	3,542,962
Palantir Technologies Inc Class A (b)	385,605	52,901,150
Synopsys Inc (b)	245,468	101,623,752
		2,233,420,565
Technology Hardware, Storage & Peripherals - 4.4%
Apple Inc	9,422,991	2,489,365,762
Sandisk Corp/DE (b)	10,027	6,370,755
Seagate Technology Holdings PLC	518,400	211,424,256
		2,707,160,773
TOTAL INFORMATION TECHNOLOGY		11,119,989,654
Materials - 1.2%
Chemicals - 0.7%
Air Products and Chemicals Inc	133,438	36,784,853
Balchem Corp	76,222	13,828,957
Chemours Co/The (c)	288,456	5,261,437
Corteva Inc	537,623	43,074,355
Dow Inc (c)	612,071	18,808,942
Ecolab Inc	238,898	73,664,198
Linde PLC	308,194	156,587,209
LyondellBasell Industries NV Class A1	479,095	27,557,544
Mosaic Co/The	864,399	24,064,868
Sherwin-Williams Co/The	84,902	30,784,616
Solstice Advanced Materials Inc	310,905	24,409,152
Westlake Corp	31,500	3,319,470
		458,145,601
Construction Materials - 0.1%
CRH PLC	236,300	28,351,274
James Hardie Industries PLC (b)	515,100	12,542,685
Martin Marietta Materials Inc	70,181	47,482,359
		88,376,318
Containers & Packaging - 0.1%
Packaging Corp of America	35,300	8,194,542
Smurfit Westrock PLC	649,000	30,509,490
		38,704,032
Metals & Mining - 0.3%
Freeport-McMoRan Inc	830,156	56,517,020
Newmont Corp	588,232	76,470,161
Nucor Corp	239,116	42,294,838
		175,282,019
TOTAL MATERIALS		760,507,970
Real Estate - 1.3%
Health Care REITs - 0.2%
Ventas Inc	1,391,615	119,901,549
Welltower Inc	59,986	12,424,300
		132,325,849
Industrial REITs - 0.2%
Prologis Inc	554,401	79,040,951
Terreno Realty Corp	230,464	15,224,451
		94,265,402
Real Estate Management & Development - 0.1%
Compass Inc Class A (b)	1,617,100	15,766,725
CoStar Group Inc (b)	364,200	16,254,246
Jones Lang LaSalle Inc (b)	122,499	38,654,559
		70,675,530
Residential REITs - 0.1%
Camden Property Trust	633,002	68,579,437
Invitation Homes Inc	564,783	14,876,384
		83,455,821
Retail REITs - 0.2%
Federal Realty Investment Trust	299,597	32,587,166
Macerich Co/The	1,153,813	23,618,552
NNN REIT Inc	319,402	14,475,299
Tanger Inc	689,154	25,540,047
		96,221,064
Specialized REITs - 0.5%
American Tower Corp	552,177	105,940,679
Equinix Inc	106,691	103,944,774
Extra Space Storage Inc	365,218	55,158,875
Four Corners Property Trust Inc	449,885	11,481,065
Iron Mountain Inc	350,310	37,949,082
		314,474,475
TOTAL REAL ESTATE		791,418,141
Utilities - 1.5%
Electric Utilities - 1.1%
Alliant Energy Corp	254,099	18,381,521
American Electric Power Co Inc	272,051	36,405,865
Constellation Energy Corp	269,815	89,006,572
Duke Energy Corp	481,710	63,031,754
Entergy Corp	478,772	51,281,269
Evergy Inc	372,934	31,199,658
Exelon Corp	1,001,757	49,556,919
NextEra Energy Inc	1,585,484	148,670,835
NRG Energy Inc	413,602	74,018,214
PG&E Corp	2,114,023	40,166,437
PPL Corp	860,638	33,547,669
Southern Co/The	253,495	24,685,343
Xcel Energy Inc	567,608	47,315,803
		707,267,859
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	286,450	4,949,856
Vistra Corp	320,428	55,719,225
		60,669,081
Multi-Utilities - 0.3%
Ameren Corp	342,659	38,816,412
CenterPoint Energy Inc	868,272	37,769,832
NiSource Inc	646,717	30,589,714
Sempra	638,238	61,443,172
		168,619,130
TOTAL UTILITIES		936,556,070
TOTAL UNITED STATES		37,076,876,714
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	395,496	11,841,250
TOTAL COMMON STOCKS (Cost $19,721,358,951)		39,260,575,538

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (b)(d)(e)	162,664	39,925,879
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(d)(e)	47,770	9,430,271
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(d)(e)	511,009	766,514
UNITED STATES - 0.3%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series C2 (b)(d)(e)	44,489	7,310,432
Waymo LLC Series D-2 (d)(e)	47,300	7,772,143
TOTAL CONSUMER DISCRETIONARY		15,082,575
Industrials - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems Co Series A8 (b)(d)(e)	155,635	40,465
ABL Space Systems Co Series A9 (b)(d)(e)	70,143	18,235
TOTAL INDUSTRIALS		58,700
Information Technology - 0.3%
Communications Equipment - 0.0%
Astranis Space Technologies Corp Series C (b)(d)(e)	468,104	10,588,512
Electronic Equipment, Instruments & Components - 0.0%
Cerebras Systems Inc Series H (d)(e)	7,100	632,042
IT Services - 0.0%
Gupshup Inc (b)(d)(e)	462,431	2,270,536
Software - 0.3%
Algolia Inc Series D (b)(d)(e)	217,863	2,982,544
Anthropic PBC Series F (d)(e)	61,700	15,988,938
Anthropic PBC Series G (d)(e)	172,500	44,701,651
Databricks Inc Series G (b)(d)(e)	34,653	6,227,144
Databricks Inc Series H (b)(d)(e)	144,975	26,052,008
Databricks Inc Series L (d)(e)	11,000	1,976,700
OpenAI Group Pbc Series A-2 (d)(e)	17,686	12,272,315
OpenAI Group Pbc Series A-3 (d)(e)	1,974	1,369,759
Skyryse Inc Series B (b)(d)(e)	383,747	10,038,822
World Labs Technologies Inc Series C (d)(e)	31,800	10,009,368
World Labs Technologies Inc Series C PRIME (d)(e)	37,158	12,567,950
		144,187,199
TOTAL INFORMATION TECHNOLOGY		157,678,289
TOTAL UNITED STATES		172,819,564
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $186,287,663)		222,942,228

Fixed-Income Funds - 35.1%
	Shares	Value ($)
Fidelity Investment Grade Bond Central Fund (i) (Cost $23,240,716,241)	216,478,020	21,833,973,146

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
Checkr Inc Series E (b)(d) (Cost $12,227,165)	679,287	4,007,793

U.S. Treasury Obligations - 0.1%
	Yield (%) (j)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/2/2026 (k)	3.51	5,800,000	5,781,895
US Treasury Bills 0% 5/28/2026 (k)	3.63	36,000,000	35,688,268
TOTAL U.S. TREASURY OBLIGATIONS (Cost $41,465,888)			41,470,163

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	3.70	826,132,243	826,297,470
Fidelity Securities Lending Cash Central Fund (l)(m)	3.69	43,874,092	43,878,479
TOTAL MONEY MARKET FUNDS (Cost $870,172,156)			870,175,949

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $44,072,228,064)	62,233,144,817
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(43,587,430)
NET ASSETS - 100.0%	62,189,557,387

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	1,493	3/2026	514,263,850	(3,609,871)

The notional amount of long futures as a percentage of Net Assets is 0.8%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $334,298,685 or 0.5% of net assets.

(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $6,705,603 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $40,404,806 or 0.1% of net assets.

(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,404,806 or 0.1% of net assets.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $41,262,812.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Co Series A8	3/24/2021	6,176,993

ABL Space Systems Co Series A9	10/22/2021	4,264,375

Algolia Inc Series D	7/23/2021	6,371,414

Anthropic PBC Series F	8/18/2025	8,697,701

Anthropic PBC Series G	1/27/2026	44,701,030

Astranis Space Technologies Corp Series C	3/19/2021	10,261,275

Bolt Technology OU Series E	1/3/2022	12,410,479

Bytedance Ltd Series E1	11/18/2020	17,823,774

Canva Inc Class A	8/19/2025 - 11/12/2025	9,218,384

Cazoo Group Ltd	3/28/2021	3,563,271

Cerebras Systems Inc Series H	1/30/2026	632,011

Databricks Inc Series G	2/1/2021	2,048,777

Databricks Inc Series H	8/31/2021	10,653,362

Databricks Inc Series L	12/18/2025	2,090,000

Epic Games Inc	3/29/2021	12,378,495

Gupshup Inc	6/8/2021	10,573,577

OpenAI Group Pbc Series A-2	9/30/2024	3,322,452

OpenAI Group Pbc Series A-3	8/4/2025	605,800

Skyryse Inc Series B	10/21/2021	9,470,864

Space Exploration Technologies Corp	2/16/2021 - 12/12/2025	6,041,891

Space Exploration Technologies Corp Class C	12/9/2024 - 12/12/2025	3,462,076

Starling Bank Ltd	6/18/2021	10,282,869

Waymo LLC Series C2	10/18/2024	3,479,098

Waymo LLC Series D-2	2/2/2026	7,772,142

World Labs Technologies Inc Series C	2/17/2026	8,275,584

World Labs Technologies Inc Series C PRIME	2/17/2026	12,570,927

Xsight Labs Ltd Series D	2/16/2021	4,086,028

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Beta Technologies Inc	5/4/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	348,421,015	4,860,517,023	4,382,609,146	9,443,308	(31,422)	-	826,297,470	826,132,243	1.3%
Fidelity Investment Grade Bond Central Fund	20,679,412,047	777,575,508	9,654,279	453,615,568	775,712	385,864,158	21,833,973,146	216,478,020	49.4%
Fidelity Securities Lending Cash Central Fund	107,385,386	688,784,380	752,293,082	151,396	1,795	-	43,878,479	43,874,092	0.1%
Total	21,135,218,448	6,326,876,911	5,144,556,507	463,210,272	746,085	385,864,158	22,704,149,095

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	4,451,657,921	4,444,518,817	-	7,139,104
Consumer Discretionary	3,886,065,538	3,886,065,538	-	-
Consumer Staples	2,141,623,958	2,121,478,159	20,145,799	-
Energy	1,383,373,031	1,383,373,031	-	-
Financials	4,913,212,427	4,894,719,495	-	18,492,932
Health Care	3,762,409,582	3,724,965,655	37,443,927	-
Industrials	3,820,165,830	3,740,387,445	-	79,778,385
Information Technology	12,364,305,981	12,065,767,948	290,996,009	7,542,024
Materials	809,787,059	809,787,059	-	-
Real Estate	791,418,141	791,418,141	-	-
Utilities	936,556,070	936,556,070	-	-

Convertible Preferred Stocks
Communication Services	39,925,879	-	-	39,925,879
Consumer Discretionary	15,082,575	-	-	15,082,575
Industrials	58,700	-	-	58,700
Information Technology	167,875,074	-	-	167,875,074

Fixed-Income Funds	21,833,973,146	21,833,973,146	-	-

Non-Convertible Preferred Stocks
Industrials	4,007,793	-	-	4,007,793

U.S. Treasury Obligations	41,470,163	-	41,470,163	-

Money Market Funds	870,175,949	870,175,949	-	-
Total Investments in Securities:	62,233,144,817	61,503,186,453	390,055,898	339,902,466
Derivative Instruments:

Liabilities
Futures Contracts	(3,609,871)	(3,609,871)	-	-
Total Liabilities	(3,609,871)	(3,609,871)	-	-
Total Derivative Instruments:	(3,609,871)	(3,609,871)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	-	(3,609,871)
Total Equity Risk	-	(3,609,871)
Total Value of Derivatives	-	(3,609,871)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $42,493,059) - See accompanying schedule:
Unaffiliated issuers (cost $19,961,339,667)	$39,528,995,722
Fidelity Central Funds (cost $24,110,888,397)	22,704,149,095

Total Investment in Securities (cost $44,072,228,064)		$62,233,144,817
Foreign currency held at value (cost $1,316)		1,316
Receivable for investments sold		57,596,672
Receivable for fund shares sold		30,661,927
Dividends receivable		33,612,748
Distributions receivable from Fidelity Central Funds		1,058,924
Prepaid expenses		31,185
Receivable from investment adviser for expense reductions		21,671
Other receivables		1,670,413
Total assets		62,357,799,673
Liabilities
Payable to custodian bank	$157,334
Payable for investments purchased	51,868,832
Payable for fund shares redeemed	42,748,366
Accrued management fee	22,558,169
Distribution and service plan fees payable	2,380,511
Payable for daily variation margin on futures contracts	2,964,437
Other payables and accrued expenses	1,686,158
Collateral on securities loaned	43,878,479
Total liabilities		168,242,286
Net Assets		$62,189,557,387
Net Assets consist of:
Paid in capital		$41,825,713,673
Total accumulated earnings (loss)		20,363,843,714
Net Assets		$62,189,557,387

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($2,964,026,056 ÷ 90,299,425 shares)(a)		$32.82
Maximum offering price per share (100/94.25 of $32.82)		$34.82
Class M :
Net Asset Value and redemption price per share ($1,836,174,148 ÷ 55,955,428 shares)(a)		$32.81
Maximum offering price per share (100/96.50 of $32.81)		$34.00
Class C :
Net Asset Value and offering price per share ($1,193,192,391 ÷ 36,401,759 shares)(a)		$32.78
Balanced :
Net Asset Value, offering price and redemption price per share ($43,730,902,902 ÷ 1,331,306,395 shares)		$32.85
Class K :
Net Asset Value, offering price and redemption price per share ($7,938,614,805 ÷ 241,580,070 shares)		$32.86
Class I :
Net Asset Value, offering price and redemption price per share ($2,959,676,481 ÷ 90,124,378 shares)		$32.84
Class Z :
Net Asset Value, offering price and redemption price per share ($1,566,970,604 ÷ 47,708,575 shares)		$32.84
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Dividends		$193,234,612
Interest		523,195
Income from Fidelity Central Funds (including $151,396 from security lending)		463,210,272
Security lending		702
Total income		656,968,781
Expenses
Management fee	$133,324,547
Distribution and service plan fees	14,064,690
Custodian fees and expenses	374,701
Independent trustees' fees and expenses	118,104
Registration fees	820,092
Audit fees	90,974
Legal	47,176
Miscellaneous	79,066
Total expenses before reductions	148,919,350
Expense reductions	(3,100)
Total expenses after reductions		148,916,250
Net Investment income (loss)		508,052,531
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $2,037,920)	2,748,879,151
Redemptions in-kind	11,978,687
Fidelity Central Funds	746,085
Foreign currency transactions	(821,840)
Futures contracts	5,956,458
Total net realized gain (loss)		2,766,738,541
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $1,442,253)	1,157,056,870
Fidelity Central Funds	385,864,158
Assets and liabilities in foreign currencies	(41,095)
Futures contracts	(6,527,301)
Total change in net unrealized appreciation (depreciation)		1,536,352,632
Net gain (loss)		4,303,091,173
Net increase (decrease) in net assets resulting from operations		$4,811,143,704
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$508,052,531	$1,005,324,498
Net realized gain (loss)	2,766,738,541	3,379,271,196
Change in net unrealized appreciation (depreciation)	1,536,352,632	1,494,580,739
Net increase (decrease) in net assets resulting from operations	4,811,143,704	5,879,176,433
Distributions to shareholders	(2,859,660,620)	(2,880,850,645)

Share transactions - net increase (decrease)	1,472,883,971	7,856,402,987
Total increase (decrease) in net assets	3,424,367,055	10,854,728,775

Net Assets
Beginning of period	58,765,190,332	47,910,461,557
End of period	$62,189,557,387	$58,765,190,332

Financial Highlights
Fidelity Advisor® Balanced Fund Class A

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$31.82	$30.08
Income from Investment Operations
Net investment income (loss) B,C	.23	.40
Net realized and unrealized gain (loss)	2.27	1.99
Total from investment operations	2.50	2.39
Distributions from net investment income	(.26)	(.36)
Distributions from net realized gain	(1.25)	(.29)
Total distributions	(1.50) D	(.65)
Net asset value, end of period	$32.82	$31.82
Total Return E,F,G	8.11%	8.15%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.75% J	.76% J
Expenses net of fee waivers, if any	.75 % J	.76% J
Expenses net of all reductions, if any	.75% J	.76% J
Net investment income (loss)	1.41% J	1.54% J
Supplemental Data
Net assets, end of period (000 omitted)	$2,964,026	$2,703,863
Portfolio turnover rate K,L	34 % J	41% M

AFor the period October 18, 2024 (commencement of sale of shares) through August 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KPortfolio turnover rate excludes securities received or delivered in-kind.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Balanced Fund Class M

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$31.81	$30.08
Income from Investment Operations
Net investment income (loss) B,C	.19	.33
Net realized and unrealized gain (loss)	2.27	2.00
Total from investment operations	2.46	2.33
Distributions from net investment income	(.21)	(.31)
Distributions from net realized gain	(1.25)	(.29)
Total distributions	(1.46)	(.60)
Net asset value, end of period	$32.81	$31.81
Total Return D,E,F	7.97%	7.92%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.00% I	1.01% I
Expenses net of fee waivers, if any	1.00 % I	1.01% I
Expenses net of all reductions, if any	1.00% I	1.01% I
Net investment income (loss)	1.16% I	1.28% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,836,174	$1,772,970
Portfolio turnover rate J,K	34 % I	41% L

AFor the period October 18, 2024 (commencement of sale of shares) through August 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
LThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Balanced Fund Class C

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$31.77	$30.08
Income from Investment Operations
Net investment income (loss) B,C	.11	.20
Net realized and unrealized gain (loss)	2.28	1.99
Total from investment operations	2.39	2.19
Distributions from net investment income	(.13)	(.21)
Distributions from net realized gain	(1.25)	(.29)
Total distributions	(1.38)	(.50)
Net asset value, end of period	$32.78	$31.77
Total Return D,E,F	7.73%	7.42%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.50% I	1.51% I
Expenses net of fee waivers, if any	1.50 % I	1.51% I
Expenses net of all reductions, if any	1.50% I	1.51% I
Net investment income (loss)	.66% I	.79% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,193,192	$1,151,737
Portfolio turnover rate J,K	34 % I	41% L

AFor the period October 18, 2024 (commencement of sale of shares) through August 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JPortfolio turnover rate excludes securities received or delivered in-kind.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity® Balanced Fund

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$31.84	$30.28	$26.16	$25.49	$32.24	$27.37
Income from Investment Operations
Net investment income (loss) A,B	.28	.56	.52	.42	.30	.29
Net realized and unrealized gain (loss)	2.28	2.69	4.53	2.17	(4.09)	6.17
Total from investment operations	2.56	3.25	5.05	2.59	(3.79)	6.46
Distributions from net investment income	(.31)	(.55)	(.51)	(.41)	(.29)	(.29)
Distributions from net realized gain	(1.25)	(1.14)	(.42)	(1.51)	(2.67)	(1.31)
Total distributions	(1.55) C	(1.69)	(.93)	(1.92)	(2.96)	(1.59) C
Net asset value, end of period	$32.85	$31.84	$30.28	$26.16	$25.49	$32.24
Total Return D,E	8.31%	11.25%	19.85%	11.60%	(12.80)%	24.83%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.44% H	.46%	.48%	.51%	.50%	.51%
Expenses net of fee waivers, if any	.44 % H	.46%	.48%	.50%	.50%	.50%
Expenses net of all reductions, if any	.44% H	.46%	.48%	.50%	.50%	.50%
Net investment income (loss)	1.71% H	1.86%	1.87%	1.70%	1.05%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$43,730,903	$40,145,414	$39,012,646	$33,113,351	$31,647,068	$37,819,464
Portfolio turnover rate I,J	34 % H	41% K	24%	29%	36%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IPortfolio turnover rate excludes securities received or delivered in-kind.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity® Balanced Fund Class K

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$31.85	$30.28	$26.17	$25.49	$32.24	$27.37
Income from Investment Operations
Net investment income (loss) A,B	.29	.58	.54	.43	.32	.31
Net realized and unrealized gain (loss)	2.28	2.70	4.52	2.19	(4.09)	6.17
Total from investment operations	2.57	3.28	5.06	2.62	(3.77)	6.48
Distributions from net investment income	(.31)	(.57)	(.53)	(.42)	(.31)	(.31)
Distributions from net realized gain	(1.25)	(1.14)	(.42)	(1.51)	(2.67)	(1.31)
Total distributions	(1.56)	(1.71)	(.95)	(1.94) C	(2.98)	(1.61) C
Net asset value, end of period	$32.86	$31.85	$30.28	$26.17	$25.49	$32.24
Total Return D,E	8.31%	11.35%	19.90%	11.72%	(12.73)%	24.92%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.39% H	.39%	.41%	.43%	.43%	.43%
Expenses net of fee waivers, if any	.39 % H	.39%	.40%	.42%	.42%	.43%
Expenses net of all reductions, if any	.39% H	.39%	.40%	.42%	.42%	.43%
Net investment income (loss)	1.77% H	1.92%	1.95%	1.78%	1.12%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$7,938,615	$8,790,618	$8,897,816	$7,941,582	$7,692,180	$10,091,681
Portfolio turnover rate I,J	34 % H	41% K	24%	29%	36%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IPortfolio turnover rate excludes securities received or delivered in-kind.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Balanced Fund Class I

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$31.83	$30.08
Income from Investment Operations
Net investment income (loss) B,C	.27	.46
Net realized and unrealized gain (loss)	2.28	1.99
Total from investment operations	2.55	2.45
Distributions from net investment income	(.30)	(.41)
Distributions from net realized gain	(1.25)	(.29)
Total distributions	(1.54) D	(.70)
Net asset value, end of period	$32.84	$31.83
Total Return E,F	8.27%	8.36%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.50% I	.51% I
Expenses net of fee waivers, if any	.50 % I	.51% I
Expenses net of all reductions, if any	.50% I	.51% I
Net investment income (loss)	1.66% I	1.79% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,959,676	$2,788,603
Portfolio turnover rate J,K	34 % I	41% L

AFor the period October 18, 2024 (commencement of sale of shares) through August 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
LThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Balanced Fund Class Z

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$31.84	$30.08
Income from Investment Operations
Net investment income (loss) B,C	.29	.49
Net realized and unrealized gain (loss)	2.27	2.00
Total from investment operations	2.56	2.49
Distributions from net investment income	(.32)	(.43)
Distributions from net realized gain	(1.25)	(.29)
Total distributions	(1.56) D	(.73) D
Net asset value, end of period	$32.84	$31.84
Total Return E,F	8.30%	8.48%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I	.39% I
Expenses net of fee waivers, if any	.39 % I	.39% I
Expenses net of all reductions, if any	.39% I	.39% I
Net investment income (loss)	1.77% I	1.90% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,566,971	$1,411,984
Portfolio turnover rate J,K	34 % I	41% L

AFor the period October 18, 2024 (commencement of sale of shares) through August 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
LThe portfolio turnover rate does not include the assets acquired in the reorganization.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2026

1. Organization.
Fidelity Balanced Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Balanced, Class K, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Investment Grade Bond Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Options Restricted Securities Swaps	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gain dividends, futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, redemptions in-kind, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$20,346,949,143
Gross unrealized depreciation	(2,261,404,148)
Net unrealized appreciation (depreciation)	$18,085,544,995
Tax cost	$44,143,989,951

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Balanced Fund	10,440,828,399	11,764,816,916

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Balanced Fund	851,304	775,712	11,202,975	11,978,687	27,701,436

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Balanced Fund	34,771,525	948,279	796,512,092	797,460,371	1,035,143,409
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.53
Class M	.52
Class C	.53
Balanced	.47
Class K	.39
Class I	.53
Class Z	.39

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.49
Class M	.49
Class C	.49
Balanced	.44
Class K	.38
Class I	.49
Class Z	.38

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	3,582,306	166,464
Class M	.25%	.25%	4,559,380	51,086
Class C	.75%	.25%	5,923,004	883,359
			14,064,690	1,100,909

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	594,544
Class M	34,483
Class CA	5,778
634,805

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Balanced Fund	$1,284,814

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Balanced Fund	178,612

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Balanced Fund	700,464,636	997,983,843	166,886,526

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Balanced Fund	2,353
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Balanced Fund	32,171

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Balanced Fund	16,438	5,642	-
9. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,100.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2026	Year ended August 31, 2025A
Fidelity Balanced Fund
Distributions to shareholders
Class A	$130,056,670	$53,914,180
Class M	81,002,871	34,292,046
Class C	49,854,089	19,164,404
Balanced	2,018,723,911	2,182,345,468
Class K	373,926,941	499,840,589
Class I	135,668,721	61,030,783
Class Z	70,427,417	30,263,175
Total	$2,859,660,620	$2,880,850,645

A Distributions for Class A, Class M, Class C, Class I and Class Z shares are for the period October 18, 2024 (commencement of sale of shares) through August 31, 2025.
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2026	Year ended August 31, 2025A	Six months ended February 28, 2026	Year ended August 31, 2025A
Fidelity Balanced Fund
Class A
Shares sold	10,976,608	17,047,538	$355,480,957	$511,152,211
Issued in exchange for the shares of the Acquired Fund(s)	-	81,248,284	-	2,422,820,886
Reinvestment of distributions	3,981,500	1,763,329	125,519,389	51,966,109
Shares redeemed	(9,633,310)	(15,084,524)	(311,794,136)	(450,289,215)
Net increase (decrease)	5,324,798	84,974,627	$169,206,210	$2,535,649,991
Class M
Shares sold	3,150,716	6,200,894	$102,053,002	$185,057,849
Issued in exchange for the shares of the Acquired Fund(s)	-	57,814,692	-	1,724,034,659
Reinvestment of distributions	2,539,641	1,148,173	80,054,348	33,873,689
Shares redeemed	(5,474,822)	(9,423,866)	(177,450,006)	(282,524,780)
Net increase (decrease)	215,535	55,739,893	$4,657,344	$1,660,441,417
Class C
Shares sold	2,889,019	5,313,915	$93,431,571	$159,070,867
Issued in exchange for the shares of the Acquired Fund(s)	-	38,628,190	-	1,151,506,865
Reinvestment of distributions	1,528,998	624,495	48,156,335	18,475,418
Shares redeemed	(4,266,414)	(8,316,444)	(137,769,676)	(247,686,909)
Net increase (decrease)	151,603	36,250,156	$3,818,230	$1,081,366,241
Balanced
Shares sold	112,888,110	165,081,752	$3,671,721,940	$4,957,769,397
Reinvestment of distributions	59,210,297	67,583,126	1,867,398,566	2,006,746,722
Shares redeemed	(101,518,887)	(260,461,126)	(3,290,391,592)	(7,788,860,085)
Net increase (decrease)	70,579,520	(27,796,248)	$2,248,728,914	$(824,343,966)
Class K
Shares sold	14,719,815	29,858,438	$477,081,870	$893,150,210
Reinvestment of distributions	11,852,645	16,832,801	373,926,941	499,840,589
Shares redeemed	(60,999,880)	(64,516,328)	(1,990,466,201)	(1,926,934,042)
Net increase (decrease)	(34,427,420)	(17,825,089)	$(1,139,457,390)	$(533,943,243)
Class I
Shares sold	8,559,521	18,318,981	$277,149,773	$548,869,903
Issued in exchange for the shares of the Acquired Fund(s)	-	85,056,104	-	2,536,374,089
Reinvestment of distributions	3,786,160	1,832,449	119,374,056	53,961,199
Shares redeemed	(9,819,600)	(17,609,237)	(317,846,856)	(523,683,647)
Net increase (decrease)	2,526,081	87,598,297	$78,676,973	$2,615,521,544
Class Z
Shares sold	5,862,330	12,790,366	$190,003,482	$383,075,757
Issued in exchange for the shares of the Acquired Fund(s)	-	41,776,928	-	1,245,789,189
Reinvestment of distributions	2,003,599	907,341	63,173,868	26,721,329
Shares redeemed	(4,503,909)	(11,128,080)	(145,923,660)	(333,875,272)
Net increase (decrease)	3,362,020	44,346,555	$107,253,690	$1,321,711,003

A Share transactions for Class A, Class M, Class C, Class I and Class Z shares are for the period October 18, 2024 (commencement of sale of shares) through August 31, 2025.
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
14. Prior Fiscal Year Reorganization Information.
On October 25, 2024, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Balanced Fund ("Acquired Fund") pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees ("The Board"). The securities held by the Acquired Fund were the primary assets acquired by the Fund. In addition, the Board approved the creation of additional classes of shares that commenced sale of shares on October 18, 2024. The acquisition was accomplished by an exchange of each class of the Fund for corresponding shares then outstanding of the Acquired Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of the Fund's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund and Share Class	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Advisor Balanced Fund	8,986,381,555	2,208,843,663
Class A			2,422,820,886	82,958,929	.9793796110
Class M			1,724,034,659	58,031,483	.9962642522
Class C			1,151,506,865	39,880,527	.9685977860
Class I			2,536,374,089	84,512,526	1.0064319249
Class Z			1,245,789,189	41,499,430	1.0066867874

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Fidelity Balanced Fund	47,988,424,175	57,068,949,863

Pro forma results of operations of the combined entity for the entire period ended August 31, 2025, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$1,029,863,568
Total net realized gain (loss)	3,465,910,532
Total change in net unrealized appreciation (depreciation)	1,537,002,007
Net increase (decrease) in net assets resulting from operations	$6,032,776,107

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund's Statement of Operations since October 25, 2024.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.471161.128
BAL-SANN-0426

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Puritan Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	April 22, 2026